Document and Entity Information	12 Months Ended
Feb. 26, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	RESEARCH IN MOTION LTD
Entity Central Index Key	0001070235
Document Type	40-F
Document Period End Date	Feb 26, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--02-26
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	523,868,644

Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010
Asset
Cash and cash equivalents	$ 1,791	$ 1,551
Short-term investments	330	361
Accounts receivable, net	3,955	2,594
Other receivables	324	206
Inventories	618	660
Other current assets	241	247
Deferred income tax asset	229	194
Total Current Assets	7,488	5,813
Long-term investments	577	958
Property, plant and equipment, net	2,504	1,957
Intangible assets, net	1,798	1,326
Goodwill	508	151
Total Assets	12,875	10,205
Liabilities
Accounts payable	832	615
Accrued liabilities	2,511	1,638
Income taxes payable	179	96
Deferred revenue	108	68
Deferred income tax liability	0	15
Total Current Liabilities	3,630	2,432
Deferred income tax liability	276	141
Income taxes payable	31	29
Total Liabilities	3,937	2,602
Commitments and contingencies
Shareholders' Equity
Preferred shares, authorized unlimited number of non-voting, cumulative, redeemable and retractable.	0	0
Common shares, authorized unlimited number of non-voting, redeemable, retractable Class A common shares and unlimited number of voting common shares. Issued - 523,868,644 voting common shares (February 27, 2010 - 557,328,394)	2,359	2,372
Treasury stock February 26, 2011 - 2,752,890 (February 27, 2010 - 1,458,950)	(160)	(94)
Retained earnings	6,749	5,274
Accumulated other comprehensive income (loss)	(10)	51
Total Shareholders' Equity	8,938	7,603
Total Liabilities and Shareholders' Equity	$ 12,875	$ 10,205

Consolidated Balance Sheets (Parenthetical)	Mar. 22, 2011	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009	Mar. 01, 2008
Shareholders' Equity
Capital stock, shares issued	524,000,000	523,868,644	557,328,394	566,219,000	562,652,000
Treasury stock		2,752,890	1,458,950	0	0

Consolidated Statements of Shareholders' Equity (USD $) In Millions	Capital Stock and Additional Paid-In Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance at Mar. 01, 2008	$ 2,250	$ 0	$ 1,653	$ 30	$ 3,933
Comprehensive income:
Net income			1,893		1,893
Net change in unrealized gains/ (losses) on available-for-sale investments				(7)	(7)
Net change in fair value of derivatives designated as cash flow hedges during the year				(6)	(6)
Amounts reclassified to income during the year				(16)	(16)
Shares issued:
Exercise of stock options	27				27
Stock-based compensation	38				38
Tax benefits related to stock-based compensation	13				13
Ending Balance at Feb. 28, 2009	2,328	0	3,546	1	5,875
Comprehensive income:
Net income			2,457		2,457
Net change in unrealized gains/ (losses) on available-for-sale investments				7	7
Net change in fair value of derivatives designated as cash flow hedges during the year				28	28
Amounts reclassified to income during the year				15	15
Shares issued:
Exercise of stock options	30				30
Stock-based compensation	58				58
Tax benefits related to stock-based compensation	2				2
Purchase of treasury stock		(94)			(94)
Common shares repurchased	(46)		(729)		(775)
Ending Balance at Feb. 27, 2010	2,372	(94)	5,274	51	7,603
Comprehensive income:
Net income			3,411		3,411
Net change in unrealized gains/ (losses) on available-for-sale investments				(2)	(2)
Net change in fair value of derivatives designated as cash flow hedges during the year				(20)	(20)
Amounts reclassified to income during the year				(39)	(39)
Shares issued:
Exercise of stock options	67				67
Stock-based compensation	72				72
Tax benefits related to stock-based compensation	(1)				(1)
Purchase of treasury stock		(76)			(76)
Treasury stock vested	(10)	10			10
Common shares repurchased	(141)		(1,936)		(2,077)
Ending Balance at Feb. 26, 2011	$ 2,359	$ (160)	$ 6,749	$ (10)	$ 8,938

Consolidated Statements of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Revenue
Hardware and other	$ 16,416	$ 12,536	$ 9,411
Service and software	3,491	2,417	1,654
Total Revenue	19,907	14,953	11,065
Cost of sales
Hardware and other	10,516	7,979	5,718
Service and software	566	390	250
Total cost of sales	11,082	8,369	5,968
Gross margin	8,825	6,584	5,097
Operating expenses
Research and development	1,351	965	685
Selling, marketing and administration	2,400	1,907	1,495
Amortization	438	310	195
Litigation		164
Total operating expenses	4,189	3,346	2,375
Income from operations	4,636	3,238	2,722
Investment income, net	8	28	79
Income before income taxes	4,644	3,266	2,801
Provision for income taxes	1,233	809	908
Net income	$ 3,411	$ 2,457	$ 1,893
Earnings per share
Basic	$ 6.36	$ 4.35	$ 3.35
Diluted	$ 6.34	$ 4.31	$ 3.3

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Cash flows from operating activities
Net income	$ 3,411	$ 2,457	$ 1,893
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	927	616	328
Deferred income taxes	92	51	(37)
Income taxes payable	2	5	(7)
Stock-based compensation	72	58	38
Other	1	9	6
Net changes in working capital items	(496)	(161)	(769)
Net cash provided by operating activities	4,009	3,035	1,452
Cash flows from investing activities
Acquisition of long-term investments	(784)	(863)	(507)
Proceeds on sale or maturity of long-term investments	893	473	432
Acquisition of property, plant and equipment	(1,039)	(1,009)	(834)
Acquisition of intangible assets	(557)	(421)	(688)
Business acquisitions, net of cash acquired	(494)	(143)	(48)
Acquisition of short-term investments	(503)	(477)	(917)
Proceeds on sale or maturity of short-term investments	786	970	739
Net cash used in investing activities	(1,698)	(1,470)	(1,823)
Cash flows from financing activities
Issuance of common shares	67	30	27
Tax benefits (deficiencies) related to stock-based compensation	(1)	2	12
Purchase of treasury stock	(76)	(94)
Common shares repurchased	(2,077)	(775)
Repayment of debt		(6)	(14)
Net cash provided by (used in) financing activities	(2,087)	(843)	25
Effect of foreign exchange gain (loss) on cash and cash equivalents	16	(6)	(3)
Net increase (decrease) in cash and cash equivalents for the year	240	716	(349)
Cash and cash equivalents, beginning of year	1,551	835	1,184
Cash and cash equivalents, end of year	$ 1,791	$ 1,551	$ 835

Research in Motion Limited and Summary of Significant Accounting Policies	12 Months Ended
Feb. 26, 2011
Research in Motion Limited and Summary of Significant Accounting Policies [Abstract]
RESEARCH IN MOTION LIMITED AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1. RESEARCH IN MOTION LIMITED AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Research In Motion Limited (“RIM” or the “Company”) is a leading designer, manufacturer and marketer of innovative wireless solutions for the worldwide mobile communications market. Through the development of integrated hardware, software and services that support multiple wireless network standards, RIM provides platforms and solutions for seamless access to information, including email, voice, instant messaging, short message service (SMS), Internet and intranet-based applications and browsing. RIM technology also enables a broad array of third party developers and manufacturers to enhance their products and services through software development kits, wireless connectivity to data and third-party support programs. RIM’s portfolio of award-winning products, services and embedded technologies are used by thousands of organizations and millions of consumers around the world and include the BlackBerry® wireless solution, the RIM Wireless Handheld™ product line, software development tools and other software and hardware. The Company’s sales and marketing efforts include collaboration with strategic partners and distribution channels, as well as its own supporting sales and marketing teams, to promote the sale of its products and services. The Company was incorporated on March 7, 1984 under the Ontario Business Corporations Act. The Company’s shares are traded on the Toronto Stock Exchange under the symbol “RIM” and on the NASDAQ Global Select Market under the symbol “RIMM”.
Basis of presentation and preparation
The consolidated financial statements include the accounts of all subsidiaries of the Company with intercompany transactions and balances eliminated on consolidation. All of the Company’s subsidiaries are wholly-owned. These consolidated financial statements have been prepared by management in accordance with United States generally accepted accounting principles (“U.S. GAAP”) on a basis consistent for all periods presented except as described in note 2. Certain of the comparative figures have been reclassified to conform to the current year presentation.
The Company’s fiscal year end date is the 52 or 53 weeks ending on the last Saturday of February, or the first Saturday of March. The fiscal years ended February 26, 2011, February 27, 2010, and February 28, 2009 comprise 52 weeks.
The significant accounting policies used in these U.S. GAAP consolidated financial statements are as follows:
Use of estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions with respect to the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. Significant areas requiring the use of management estimates relate to the determination of reserves for various litigation claims, provisions for excess and obsolete inventories and liabilities for purchase commitments with contract manufacturers and suppliers, fair values of assets acquired and liabilities assumed in business combinations, royalties, amortization expense, implied fair value of goodwill, provision for income taxes, realization of deferred income tax assets and the related components of the valuation allowance, provisions for warranty and the fair values of financial instruments. Actual results could differ from these estimates.
Foreign currency translation
The U.S. dollar is the functional and reporting currency of the Company. Foreign currency denominated assets and liabilities of the Company and all of its subsidiaries are translated into U.S. dollars. Accordingly, monetary assets and liabilities are translated using the exchange rates in effect at the consolidated balance sheet date and revenues and expenses at the rates of exchange prevailing when the transactions occurred. Remeasurement adjustments are included in income. Non-monetary assets and liabilities are translated at historical exchange rates.
Cash and cash equivalents
Cash and cash equivalents consist of balances with banks and liquid investments with maturities of three months or less at the date of acquisition.
Accounts receivable, net
The accounts receivable balance which reflects invoiced and accrued revenue is presented net of an allowance for doubtful accounts. The allowance for doubtful accounts reflects estimates of probable losses in accounts receivables. The Company is dependent on a number of significant customers and on large complex contracts with respect to sales of the majority of its products, software and services. The Company expects the majority of its accounts receivable balances to continue to come from large customers as it sells the majority of its devices and software products and service relay access through network carriers and resellers rather than directly.
The Company evaluates the collectability of its accounts receivables based upon a combination of factors on a periodic basis such as specific credit risk of its customers, historical trends and economic circumstances. The Company, in the normal course of business, monitors the financial condition of its customers and reviews the credit history of each new customer. When the Company becomes aware of a specific customer’s inability to meet its financial obligations to the Company (such as in the case of bankruptcy filings or material deterioration in the customer’s operating results or financial position, and payment experiences), RIM records a specific bad debt provision to reduce the customer’s related accounts receivable to its estimated net realizable value. If circumstances related to specific customers change, the Company’s estimates of the recoverability of accounts receivables balances could be further adjusted. The allowance for doubtful accounts as at February 26, 2011 is  $2 million (February 27, 2010 —  $2 million).
While the Company sells its products and services to a variety of customers, there were two customers that comprised 11% each of the Company’s revenue (February 27, 2010 — three customers comprised 20%, 13% and 10%; February 28, 2009 — three customers comprised 23%, 14% and 10%).
Investments
The Company’s cash equivalents and investments, other than cost method investments of  $15 million (February 27, 2010 —  $3 million) and equity method investments of  $11 million (February 27, 2010 —  $4 million), consist of money market and other debt securities, and are classified as available-for-sale for accounting purposes. The Company does not exercise significant influence with respect to any of these investments.
Investments with maturities one year or less, as well as any investments that management intends to hold for less than one year, are classified as short-term investments. Investments with maturities in excess of one year are classified as long-term investments.
The Company determines the appropriate classification of investments at the time of purchase and subsequently reassesses the classification of such investments at each balance sheet date. Investments classified as available-for-sale are carried at fair value with unrealized gains and losses recorded in accumulated other comprehensive income (loss) until such investments mature or are sold. The Company uses the specific identification method of determining the cost basis in computing realized gains or losses on available-for-sale investments which are recorded in investment income.
The Company assesses individual investments in an unrealized loss position to determine whether the unrealized loss is other-than-temporary. The Company makes this assessment by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition, the near-term prospects of the individual investment and the Company’s intent and ability to hold the investments. In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in investment income equal to the difference between the cost basis and the fair value of the individual investment at the balance sheet date of the reporting period for which the assessment was made. The fair value of the investment then becomes the new cost basis of the investment.
Effective in the second quarter of fiscal 2010, if a debt security’s market value is below its amortized cost and the Company either intends to sell the security or it is more likely than not that the Company will be required to sell the security before its anticipated recovery, the Company records an other-than-temporary impairment charge to investment income for the entire amount of the impairment. For other-than-temporary impairments on debt securities that the Company does not intend to sell and it is not more likely than not that the entity will be required to sell the security before its anticipated recovery, the Company would separate the other-than-temporary impairment into the amount representing the credit loss and the amount related to all other factors. The Company would record the other-than-temporary impairment related to the credit loss as a charge to investment income and the remaining other-than-temporary impairment would be recorded as a component of accumulated other comprehensive income.
Derivative financial instruments
The Company uses derivative financial instruments, including forward contracts and options, to hedge certain foreign currency exposures. The Company does not use derivative financial instruments for speculative purposes.
The Company records all derivative instruments at fair value on the consolidated balance sheets. The fair value of these instruments is calculated based on quoted currency spot rates and interest rates. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative instrument and the resulting designation.
For derivative instruments designated as cash flow hedges, the effective portion of the derivative’s gain or loss is initially reported as a component of accumulated other comprehensive income, net of tax, and subsequently reclassified into income in the same period or periods in which the hedged item affects income. The ineffective portion of the derivative’s gain or loss is recognized in current income. In order for the Company to receive hedge accounting treatment, the cash flow hedge must be highly effective in offsetting changes in the fair value of the hedged item and the relationship between the hedging instrument and the associated hedged item must be formally documented at the inception of the hedge relationship. Hedge effectiveness is formally assessed, both at hedge inception and on an ongoing basis, to determine whether the derivatives used in hedging transactions are highly effective in offsetting changes in the value of the hedged items.
The Company formally documents relationships between hedging instruments and associated hedged items. This documentation includes: identification of the specific foreign currency asset, liability or forecasted transaction being hedged; the nature of the risk being hedged; the hedge objective; and the method of assessing hedge effectiveness. If an anticipated transaction is deemed no longer likely to occur, the corresponding derivative instrument is de-designated as a hedge and any associated deferred gains and losses in accumulated other comprehensive income are recognized in income at that time. Any future changes in the fair value of the instrument are recognized in current income. The Company did not reclassify any significant gains (losses) from accumulated other comprehensive income into income as a result of the de-designation of any derivative instrument as a hedge during fiscal 2011.
For any derivative instruments that do not meet the requirements for hedge accounting, or for any derivative instrument for which hedge accounting is not elected, the changes in fair value of the instruments are recognized in income in the current period and will generally offset the changes in the U.S. dollar value of the associated asset, liability, or forecasted transaction.
Inventories
Raw materials are stated at the lower of cost and replacement cost. Work in process and finished goods inventories are stated at the lower of cost and net realizable value. Cost includes the cost of materials plus direct labour applied to the product and the applicable share of manufacturing overhead. Cost is determined on a first-in-first-out basis.
Property, plant and equipment, net
Property, plant and equipment is stated at cost less accumulated amortization. No amortization is provided for construction in progress until the assets are ready for use. Amortization is provided using the following rates and methods:

Buildings, leaseholds and other	Straight-line over terms between 5 and 40 years

BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years

Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 2 and 8 years

Furniture and fixtures	Declining balance at 20% per annum
Intangible assets, net
Intangible assets are stated at cost less accumulated amortization and are comprised of acquired technology, licenses, and patents. Acquired technology consists of purchased developed technology arising from the Company’s business acquisitions. Licenses include licenses or agreements that the Company has negotiated with third parties upon use of third parties’ technology. Patents comprise trademarks, internally developed patents, as well as individual patents or portfolios of patents acquired from third parties. Costs capitalized and subsequently amortized include all costs necessary to acquire intellectual property, such as patents and trademarks, as well as legal defense costs arising out of the assertion of any Company-owned patents.
Intangible assets are amortized as follows:

Acquired technology	Straight-line over 2 to 5 years

Licenses	Straight-line over terms of the license agreements or on a per unit basis based upon the anticipated number of units sold during the terms, subject to a maximum of 5 years

Patents	Straight-line over 17 years or over estimated useful life
Goodwill
Goodwill represents the excess of the purchase price of business acquisitions over the fair value of identifiable net assets acquired. Goodwill is allocated as at the date of the business combination. Goodwill is not amortized, but is tested for impairment annually, or more frequently if events or changes in circumstances indicate the asset may be impaired.
The Company is organized and managed as a single reportable business segment (“reporting unit”). The impairment test is carried out in two steps. In the first step, the carrying amount of the reporting unit including goodwill is compared with its fair value. When the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired, and the second step is unnecessary.
In the event that the fair value of the reporting unit, including goodwill, is less than the carrying value, the implied fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. The implied fair value of goodwill is determined in the same manner as the value of goodwill is determined in a business combination using the fair value of the reporting unit as if it were the purchase price. When the carrying amount of the reporting unit goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess and is presented as a separate line item in the consolidated statements of operations.
Impairment of long-lived assets
The Company reviews long-lived assets such as property, plant and equipment and intangible assets with finite useful lives for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the excess of the carrying amount over the fair value of the asset.
Income taxes
The Company uses the liability method of tax allocation to account for income taxes. Deferred income tax assets and liabilities are recognized based upon temporary differences between the financial reporting and tax bases of assets and liabilities, and measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized. The Company considers both positive evidence and negative evidence, to determine whether, based upon the weight of that evidence, a valuation allowance is required. Judgment is required in considering the relative impact of negative and positive evidence.
Significant judgment is required in evaluating the Company’s uncertain tax positions and provisions for income taxes. Liabilities for uncertain tax positions are recognized based on a two-step approach. The first step is to evaluate whether a tax position has met the recognition threshold by determining if the weight of available evidence indicates that it is more likely than not to be sustained upon examination. The second step is to measure the tax position that has met the recognition threshold as the largest amount that is more than 50% likely of being realized upon settlement. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provisions, income tax payable and deferred taxes in the period in which the facts that give rise to a revision become known. The Company recognizes interest and penalties related to uncertain tax positions as interest expense that is netted and reported within investment income.
The Company uses the flow-through method to account for investment tax credits (“ITCs”) earned on eligible scientific research and experimental development expenditures. Under this method, the ITCs are recognized as a reduction to income tax expense.
Revenue recognition
The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement, the product has been delivered or the services have been provided to the customer, the sales price is fixed or determinable and collection is reasonably assured. In addition to this general policy, the following paragraphs describe the specific revenue recognition policies for each of the Company’s major categories of revenue.
Hardware
Revenue from the sale of BlackBerry wireless devices is recognized when title has transferred to the customer and all significant contractual obligations that affect the customer’s final acceptance have been fulfilled. For hardware products for which the software is deemed essential to the functionality of the hardware, the Company recognizes revenue in accordance with general revenue recognition accounting guidance. The Company records reductions to revenue for estimated commitments related to price protection and for customer incentive programs. The estimated cost of the incentive programs is accrued as a reduction to revenue based on historical experience, and is recognized at the later of the date at which the Company has sold the product or the date at which the program is offered. Price protection is accrued as a reduction to revenue based on estimates of future price reductions, provided the price reduction can be reliably estimated and all other revenue recognition criteria have been met.
Service
Revenue from service is recognized rateably on a monthly basis when the service is provided. In instances where the Company bills the customer prior to performing the service, the prebilling is recorded as deferred revenue.
Software
Revenue from licensed software is recognized at the inception of the license term and in accordance with industry-specific software revenue recognition accounting guidance. When the fair value of a delivered element has not been established, the Company uses the residual method to recognize revenue if the fair value of undelivered elements is determinable. Revenue from software maintenance, unspecified upgrades and technical support contracts is recognized over the period that such items are delivered or those services are provided.
Other
Revenue from the sale of accessories is recognized when title has transferred to the customer and all significant contractual obligations that affect the customer’s final acceptance have been fulfilled. Revenue from repair and maintenance programs is recognized when the service is delivered, which is when the title is transferred to the customer and all significant contractual obligations that affect the customer’s final acceptance have been fulfilled. Revenue for non-recurring engineering contracts is recognized as specific contract milestones are met. The attainment of milestones approximates actual performance.
Shipping and handling costs
Amounts billed to customers related to shipping and handling are classified as revenue, and the Company’s shipping and handling costs are included in cost of sales. Shipping and handling costs that can’t be reasonably attributed to certain customers are included in selling, marketing and administration.
Multiple-element arrangements
The Company enters into revenue arrangements that may consist of multiple deliverables of its product and service offerings. The Company’s typical multiple-element arrangements involve: (i) handheld devices with services and (ii) software with technical support services.
For the Company’s arrangements involving multiple deliverables of handheld devices with services, the consideration from the arrangement is allocated to each respective element based on its relative selling price, using vendor-specific objective evidence of selling price (“VSOE”). In certain limited instances when the Company is unable to establish the selling price using VSOE, the Company attempts to establish selling price of each element based on acceptable third party evidence of selling price (“TPE”); however, the Company is generally unable to reliably determine the selling prices of similar competitor products and services on a stand-alone basis. In these instances, the Company uses best estimated selling price (“BESP”) in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the product or service was sold on a stand-alone basis.
The Company determines BESP for a product or service by considering multiple factors including, but not limited to, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices. The determination of BESP is made through consultation with, and formal approval by, the Company’s management, taking into consideration the Company’s marketing strategy.
For arrangements involving multiple deliverables of software with technical support services, the revenue is recognized based on the industry-specific software revenue recognition accounting guidance. If the Company is not able to determine VSOE for all of the deliverables of the arrangement, but is able to obtain VSOE for all undelivered elements, revenue is allocated using the residual method. Under the residual method, the amount of revenue allocated to delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of any undelivered software items does not exist, revenue from the entire arrangement is initially deferred and recognized at the earlier of: (i) delivery of those elements for which VSOE did not exist; or (ii) when VSOE can be established.
The Company regularly reviews VSOE, TPE and BESP, and maintains internal controls over the establishment and updates of these estimates. There were no material impacts to the amount of revenue recognized during the year, nor does the Company expect a material impact in the near term, from changes in VSOE, TPE or BESP.
Research and development
Research costs are expensed as incurred. Development costs for BlackBerry devices and licensed software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. The Company’s products are generally released soon after technological feasibility has been established and therefore costs incurred subsequent to achievement of technological feasibility are not significant and have been expensed as incurred.
Comprehensive income
Comprehensive income is defined as the change in net assets of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. The Company’s reportable items of comprehensive income are cash flow hedges as described in note 15 and changes in the fair value of available-for-sale investments as described in note 5. Realized gains or losses on available-for-sale investments are reclassified into investment income using the specific identification basis.
Earnings per share
Earnings per share is calculated based on the weighted-average number of shares outstanding during the year. The treasury stock method is used for the calculation of the dilutive effect of stock options.
Stock-based compensation plans
The Company has stock-based compensation plans, which are described in note 9(b).
The Company has an incentive stock option plan for officers and employees of the Company or its subsidiaries. Under the terms of the plan, as revised in fiscal 2008, no stock options may be granted to independent directors. The Company measures stock-based compensation expense at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton (“BSM”) option-pricing model and is recognized rateably over the vesting period. The BSM model requires various judgmental assumptions including volatility and expected option life. In addition, judgment is also applied in estimating the amount of stock-based awards that are expected to be forfeited, and if actual results differ significantly from these estimates, stock-based compensation expense and our results of operations would be impacted.
Any consideration paid by employees on exercise of stock options plus any recorded stock-based compensation within additional paid-in capital related to that stock option is credited to capital stock.
The Company has a Restricted Share Unit Plan (the “RSU Plan”) under which eligible participants include any officer or employee of the Company or its subsidiaries. At the Company’s discretion, Restricted Share Units (“RSUs”) are redeemed for either common shares issued by the Company, common shares purchased on the open market by a trustee selected by the Company or the cash equivalent on the vesting dates established by the Board of Directors or the Compensation, Nomination and Governance Committee of the Board of Directors. The RSUs vest over a three-year period, either on the third anniversary date or in equal instalments on each anniversary date over the vesting period. The Company classifies RSUs as equity instruments as the Company has the ability and intent to settle the awards in shares. The compensation expense is calculated based on the fair value of each RSU as determined by the closing value of the Company’s common shares on the business day of the grant date. The Company recognizes compensation expense over the vesting period of the RSU.
Upon issuance of the RSU, common shares for which RSUs may be exchanged will be purchased on the open market by a trustee selected and funded by the Company. The trustee has been appointed to settle the Company’s obligation to deliver shares to individuals upon vesting. In addition, upon vesting, the trustee is required to sell enough shares to cover the individual recipient’s minimum statutory withholding tax requirement, with the remaining shares delivered to the individual. As the Company is considered to be the primary beneficiary of the trust, the trust is considered a variable interest entity and is consolidated by the Company.
The Company has a Deferred Share Unit Plan (the “DSU Plan”), adopted by the Board of Directors on December 20, 2007, under which each independent director will be credited with Deferred Share Units (“DSUs”) in satisfaction of all or a portion of the cash fees otherwise payable to them for serving as a director of the Company. Grants under the DSU plan replace the stock option awards that were historically granted to independent members of the Board of Directors. At a minimum, 50% of each independent director’s annual retainer will be satisfied in the form of DSUs. The director can elect to receive the remaining 50% in any combination of cash and DSUs. Within a specified period after such a director ceases to be a director, DSUs will be redeemed for cash with the redemption value of each DSU equal to the weighted average trading price of the Company’s shares over the five trading days preceding the redemption date. Alternatively, subject to receipt of shareholder approval, the Company may elect to redeem DSUs by way of shares purchased on the open market or issued by the Company. DSUs are accounted for as liability-classified awards and are awarded on a quarterly basis. These awards are measured at their fair value on the date of issuance, and remeasured at each reporting period, until settlement.
Warranty
The Company provides for the estimated costs of product warranties at the time revenue is recognized. BlackBerry devices are generally covered by a time-limited warranty for varying periods of time. The Company’s warranty obligation is affected by product failure rates, differences in warranty periods, regulatory developments with respect to warranty obligations in the countries in which the Company carries on business, freight expense, and material usage and other related repair costs.
The Company’s estimates of costs are based upon historical experience and expectations of future return rates and unit warranty repair cost. If the Company experiences increased or decreased warranty activity, or increased or decreased costs associated with servicing those obligations, revisions to the estimated warranty liability would be recognized in the reporting period when such revisions are made.
Advertising costs
The Company expenses all advertising costs as incurred. These costs are included in selling, marketing and administration.

Adoption of Accounting Policies	12 Months Ended
Feb. 26, 2011
Adoption of Accounting Policies [Abstract]
ADOPTION OF ACCOUNTING POLICIES
2. ADOPTION OF ACCOUNTING POLICIES
In January 2010, the Financial Accounting Standards Board (the “FASB”) issued authoritative guidance to improve disclosures about fair value measurements. The guidance amends previous literature to require an entity to provide a number of additional disclosures regarding fair value measurements including significant transfers between Level 1 and Level 2 on a gross basis and the reasons for such transfers, transfers in and out of Level 3 on a gross basis and the reasons for such transfers, the entity’s policy for recognizing transfers between Levels and to disclose information regarding purchases, sales, issuances and settlements on a gross basis in the Level 3 reconciliation of recurring fair value measurements. The guidance also further clarifies existing guidance on disclosure requirements around disaggregation and valuation techniques for both recurring and non-recurring fair value measurements in either Level 2 or Level 3. The new authoritative guidance is effective for interim and annual periods beginning after December 15, 2009, except for the requirement to separately disclose purchases, sales, issuances, and settlements in the Level 3 reconciliation which is effective for interim and annual periods beginning after December 15, 2010. The Company adopted this authoritative guidance in the first quarter of fiscal 2011, with the exception of the requirement to separately disclose purchases, sales, issuances, and settlements, which the Company will adopt in the first quarter of fiscal 2012. The adoption did not have a material impact on the Company’s results of operations, financial condition and the Company’s disclosures. The adoption of the remaining guidance in the first quarter of fiscal 2012 is not expected to have a material impact on the Company’s results of operations, financial condition and the Company’s disclosures.
In October 2009, the FASB issued authoritative guidance on certain revenue arrangements that include software elements. The guidance amends previous literature to provide that software revenue recognition guidance should not be applied to tangible products containing software components and non-software components that function together to deliver the product’s essential functionality. As a result of this guidance, revenue from most of the Company’s devices and services, including its BlackBerry wireless devices, is no longer recognized using the industry-specific software revenue recognition guidance.
In October 2009, the FASB also issued authoritative guidance on revenue recognition for arrangements with multiple deliverables. The guidance amends previous literature to require an entity to use an estimated selling price when VSOE or TPE does not exist for products or services included in a multiple element arrangement. The arrangement consideration should be allocated among the products and services based upon their relative selling prices, thus eliminating the use of the residual method of allocation. The guidance also requires expanded qualitative and quantitative disclosures regarding significant judgments made and changes in applying the guidance.
The new authoritative guidance described above is effective for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The Company adopted this authoritative guidance in the first quarter of fiscal 2011 on a prospective basis for applicable transactions entered into or materially modified after February 27, 2010. The adoption did not have a material impact on the Company’s results of operations and financial condition for the fiscal year ended February 26, 2011, and the Company does not expect the adoption to have a material effect on financial statements in future periods.
The Company has not significantly changed its view on units of accounting, allocation of arrangement consideration to the units of accounting or the timing of revenue recognition. Due to the new authoritative guidance implemented in the first quarter of fiscal 2011, the Company modified its revenue recognition accounting policy, which is described above.
In June 2009, the FASB issued authoritative guidance to amend the manner in which an enterprise performs an analysis to determine whether the enterprise’s variable interest gives it a controlling interest in the variable interest entity (“VIE”). The guidance uses a qualitative risks and rewards approach by focusing on which enterprise has the power to direct the activities of the VIE, the obligation to absorb the entity’s losses and rights to receive benefits from the entity. The guidance also requires enhanced disclosures related to the VIE. The Company adopted this authoritative guidance in the first quarter of fiscal 2011 and the adoption did not have material impact on the Company’s results of operations and financial condition.
In June 2009, the FASB issued authoritative guidance amending the accounting for transfers of financial assets. The guidance, among other things, eliminates the exceptions for qualifying special-purpose entities from the consolidation guidance, clarifies the requirements for transferred financial assets that are eligible for sale accounting and requires enhanced disclosures about a transferor’s continuing involvement with transferred financial assets. The Company adopted this authoritative guidance in the first quarter of fiscal 2011 and the adoption did not have a material impact on the Company’s results of operations and financial condition.

Recently Issued Pronouncements	12 Months Ended
Feb. 26, 2011
Recently Issued Pronouncements [Abstract]
RECENTLY ISSUED PRONOUNCEMENTS
3. RECENTLY ISSUED PRONOUNCEMENTS
In November 2008, the Securities Exchange Commission (“SEC”) announced a proposed roadmap for comment regarding the potential use by U.S. issuers of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS is a comprehensive series of accounting standards published by the International Accounting Standards Board (“IASB”). On February 24, 2010, the SEC issued a statement describing its position regarding global accounting standards. Among other things, the SEC stated that it has directed its staff to execute a work plan which will include consideration of IFRS as it exists today and after completion of various “convergence” projects currently underway between U.S. and international accounting standards setters. On October 29, 2010, the SEC issued a progress report for its work plan considering the impact of incorporating IFRS on the U.S. financial reporting system. The SEC staff is currently using a sample of global jurisdictions to analyze how IFRS is being incorporated in other jurisdictions and to assess its potential impact on a variety of stakeholders including investors, regulators, and issuers. The Financial Accounting Standards Board, in conjunction with the IASB, have prioritized the completion of certain convergence projects, while certain other projects have been deferred beyond the original June 2011 target completion date. In 2011, assuming completion of certain projects and the SEC staff’s work plan, the SEC is expected to decide whether to incorporate IFRS into the U.S. financial reporting system.

Cash, Cash Equivalents and Investments	12 Months Ended
Feb. 26, 2011
Cash, Cash Equivalents and Investments [Abstract]
CASH, CASH EQUIVALENTS AND INVESTMENTS
4. CASH, CASH EQUIVALENTS AND INVESTMENTS
The components of cash, cash equivalents and investments were as follows:

		Unrealized	Unrealized		Cash and Cash	Short-term	Long-term
	Cost Basis	Gains	Losses	Fair Value	Equivalents	Investments	Investments

As at February 26, 2011
Bank balances	$288	$—	$—	$288	$288	$—	$—
Money market fund	20	—	—	20	20	—	—
Bankers acceptances	468	—	—	468	468	—	—
Term deposits/certificates	125	—	—	125	109	16	—
Commercial paper	416	—	—	416	369	47	—
Non-U.S. treasury bills/notes	509	—	—	509	509	—	—
U.S. treasury bills/notes	82	—	—	82	—	40	42
U.S. government sponsored enterprise notes	190	1	—	191	8	66	117
Non-U.S. government sponsored enterprise notes	26	—	—	26	—	10	16
Corporate notes/bonds	342	4	—	346	20	150	176
Asset-backed securities	141	—	—	141	—	1	140
Auction-rate securities	35	—	—	35	—	—	35
Other investments	51	—	—	51	—	—	51

	$2,693	$5	$—	$2,698	$1,791	$330	$577

As at February 27, 2010
Bank balances	$535	$—	$—	$535	$535	$—	$—
Money market fund	3	—	—	3	3	—	—
Bankers acceptances	297	—	—	297	297	—	—
Term deposits/certificates	80	—	—	80	80	—	—
Commercial paper	508	—	—	508	473	35	—
Non-U.S. treasury bills/notes	92	—	—	92	92	—	—
U.S. treasury bills/notes	111	—	—	111	—	51	60
U.S. government sponsored enterprise notes	442	4	—	446	71	71	304
Non-U.S. government sponsored enterprise notes	120	1	—	121	—	41	80
Corporate notes/bonds	347	7	—	354	—	152	202
Asset-backed securities	280	3	—	283	—	11	272
Auction-rate securities	41	—	(8)	33	—	—	33
Other investments	7	—	—	7	—	—	7

	$2,863	$15	$(8)	$2,870	$1,551	$361	$958

     Realized gains and losses on available-for-sale securities comprise the following:

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Realized gains	$2	$—	$—
Realized losses	—	—	(2)

Net realized gains (losses)	$2	$—	$(2)

     The contractual maturities of available-for-sale investments at February 26, 2011 were as follows:

	Cost Basis	Fair Value

Due in one year or less	$1,813	$1,813
Due in one to five years	462	467
Due after five years	59	59
No fixed maturity date	45	45

	$2,379	$2,384

As at February 26, 2011, the Company had no investments with continuous unrealized losses. As at February 27, 2010, investments with continuous unrealized losses for less than 12 months and greater than 12 months and their related fair values were as follows:

	Less than 12 months		12 months or greater		Total
		Unrealized		Unrealized		Unrealized
As at February 27, 2010	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Auction-rate securities	$—	$—	$33	$8	$33	$8

	$—	$—	$33	$8	$33	$8

During fiscal 2011, the Company recognized an other-than-temporary impairment charge on its auction rate securities in the amount of  $6 million as a result of the lack of continuing liquidity in these securities. In valuing these securities, the Company used a multi-year investment horizon and considered the underlying risk of the securities and the current market interest rate environment. The Company has the ability and intent to hold these securities until such time that market liquidity returns to normal levels, and does not consider the principal or interest amounts on these securities to be materially at risk. As there is uncertainty as to when market liquidity for auction rate securities will return to normal, the Company has classified the auction rate securities as long-term investments on the consolidated balance sheet as at February 26, 2011.
During fiscal 2011, the Company also recognized an other-than-temporary impairment charge of  $11 million against a portion of its claim on Lehman Brothers International (Europe) (“LBIE”) trust assets. These assets are represented by principal and interest payments from matured investments that were originally held at LBIE at the time of bankruptcy. The Company has classified  $25 million of these holdings as other investments on the consolidated balance sheet as at February 26, 2011. Previously, these holdings were classified as bank balances on the consolidated balance sheet as at February 27, 2010. The classification change is represented in the consolidated statement of cash flows for the year ended February 26, 2011 as an acquisition of long-term investments.

Fair Value Measurements	12 Months Ended
Feb. 26, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
5. FAIR VALUE MEASUREMENTS
The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use in pricing the asset or liability such as inherent risk, non-performance risk and credit risk. The Company applies the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value into three levels:
•	Level 1 — Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

•	Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 — Significant unobservable inputs which are supported by little or no market activity.
The fair value hierarchy also requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
The carrying amounts of the Company’s cash and cash equivalents, accounts receivables, other receivables, accounts payable and accrued liabilities approximate fair value due to their short maturities.
In determining the fair value of investments held, the Company primarily relies on an independent third party valuator for the fair valuation of securities. Pricing inputs used by the independent third party valuator are generally received from two primary vendors. The pricing inputs are reviewed for completeness and accuracy, within a set tolerance level, on a daily basis by the third party valuator. The Company also reviews and understands the inputs used in the valuation process and assesses the pricing of the securities for reasonableness.
The fair values of money market funds were derived from quoted prices in active markets for identical assets or liabilities.
For bankers’ acceptances, term deposits/certificates and commercial paper, the independent third party utilizes amortized cost as the short-term nature of the securities approximates fair value. For corporate notes/bonds (other than those classified as Level 3), U.S. treasury bills/notes, non-U.S. treasury bills/notes, U.S. government sponsored enterprise notes, non-U.S. government sponsored enterprise notes and asset backed securities, the independent third party provides fair values determined from quoted prices that it obtains from vendors. The Company then corroborates the fair values received from the independent third party against the results of its internal valuation in order to corroborate the pricing provided by the independent third party.
The Company corroborates the fair values provided by the independent third party for bankers’ acceptances by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates, and credit ratings. The bankers’ acceptances held by the Company are all issued by major banking organizations and all have investment grade ratings.
The Company corroborates the fair values provided by the independent third party for term deposits/certificates by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates and credit ratings. The term deposits/certificates held by the Company are all issued by major banking organizations and all have investment grade ratings.
The Company corroborates the fair values provided by the independent third party for commercial paper by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates, dealer placed rates and credit ratings. The commercial paper held by the Company are all issued by financing or capital organizations and all have investment grade ratings.
The Company corroborates the fair values provided by the independent third party for corporate notes/bonds (other than those classified as Level 3) by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates, yield curves, swap rates, credit ratings, industry comparable trades and spread history. The corporate notes/bonds held by the Company are all issued by major corporate organizations and all have investment grade ratings.
The Company corroborates the fair values provided by the independent third party for U.S. treasury bills/notes by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities as provided by U.S. government bond dealers. All U.S. treasury bills/notes held by the Company are issued by the United States Department of the Treasury and all have investment grade ratings.
The Company corroborates the fair values provided by the independent third party for non-U.S. treasury bills/notes by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates and credit rating. All non-U.S. treasury bills/notes held by the Company are issued by the Federal and/or Provincial Governments of Canada and all have investment grade ratings.
The Company corroborates the fair values provided by the independent third party for U.S. government sponsored enterprise notes by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities as provided by U.S. government bond dealers or prices as provided by the published index of U.S. Agency securities. The U.S. government sponsored enterprise notes held by the Company are primarily agency notes and collateralized mortgage obligations issued and backed by government organizations such as Freddie Mac and Fannie Mae and all have investment grade ratings.
The Company corroborates the fair values provided by the independent third party for non-U.S. government sponsored enterprise notes by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates and credit ratings. The non-U.S. government sponsored enterprise notes held by the Company are primarily issued by investment banks backed by European or Latin American countries and all have investment grade ratings.
The Company corroborates the fair values provided by the independent third party for asset backed securities by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for different observable inputs such as differences in swap rates and spreads, credit ratings, pricing changes relative to asset class, priority in capital structure, principal payment windows, and maturity dates. All asset backed securities held by the Company are issued by government or consumer agencies and are primarily backed by commercial automobile and equipment loans and leases. All asset backed securities held by the Company have investment grade ratings.
Fair values for all investment categories provided by the independent third party that are in excess of 0.5% from the fair values determined by the Company are communicated to the third party for consideration of reasonableness. The independent third party considers the information provided by the Company before determining whether a change in the original pricing is warranted.
The fair values of corporate notes/bonds classified as Level 3, which represent investments in securities for which there is not an active market, are estimated via cash flow pricing methodology using unobservable inputs such as actual monthly interest and principal payments received, maturity rates of holdings, historical prices realized on sales, defaults experienced, maturity extension risk, pricing for similar securities, collateral value, and recovery value for similar securities. The corporate notes/bonds classified as Level 3 held by the Company consist of securities received in a payment-in-kind distribution from a former structured investment vehicle. The fair value includes an impairment charge of  $4 million recognized in fiscal 2008.
The fair value of auction rate securities is estimated using a discounted cash flow model incorporating maturity dates, contractual terms and assumptions concerning liquidity and credit adjustments of the security sponsor to determine timing and amount of future cash flows. The fair value includes an impairment charge of  $6 million recognized in fiscal 2011 as discussed in note 4.
The fair value of other investments is represented by the trust claim on LBIE bankruptcy assets and is estimated using unobservable inputs such as estimated recovery values and prices observed on market activity for similar LBIE bankruptcy claims. The fair value includes an impairment charge of  $11 million recognized in fiscal 2011 as discussed in note 4.
The fair value of currency forward contracts and currency option contracts has been determined using notional and exercise values, transaction rates, market quoted currency spot rates and interest rate yield curves. For currency forward contracts and currency option contracts, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. Changes in assumptions could have a significant effect on the estimates.
The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis:

As at February 26, 2011	Level 1	Level 2	Level 3	Total

Assets
Available-for-sale investments
Money market fund	$20	$—	$—	$20
Banker acceptances	—	468	—	468
Term deposits/certificates	—	125	—	125
Commercial paper	—	416	—	416
Non-U.S. treasury bills/notes	—	509	—	509
U.S. treasury bills/notes	—	82	—	82
U.S. government sponsored enterprise notes	—	191	—	191
Non-U.S. government sponsored enterprise notes	—	26	—	26
Corporate notes/bonds	—	335	11	346
Asset-backed securities	—	141	—	141
Auction-rate securities	—	—	35	35
Other investments	—	—	25	25

Total available-for-sale investments	$20	$2,293	$71	$2,384
Currency forward contracts	—	63	—	63
Currency options contracts	—	1	—	1

Total assets	$20	$2,357	$71	$2,448

Liabilities
Currency forward contracts	$—	$129	$—	$129
Currency option contracts	—	1	—	1

Total liabilities	$—	$130	$—	$130

As at February 27, 2010	Level 1	Level 2	Level 3	Total

Assets
Available-for-sale investments
Money market fund	$3	$—	$—	$3
Bankers acceptances	—	297	—	297
Term deposits/certificates	—	80	—	80
Commercial paper	—	508	—	508
Non-U.S. treasury bills/notes	—	92	—	92
U.S. treasury bills/notes	—	111	—	111
U.S. Government sponsored enterprise notes	—	446	—	446
Non-U.S. government sponsored enterprise notes	—	121	—	121
Corporate notes/bonds	—	339	15	354
Asset-backed securities	—	283	—	283
Auction-rate securities	—	—	33	33

Total available-for-sale investments	$3	$2,277	$48	$2,328
Currency forward contracts	—	97	—	97

Total assets	$3	$2,374	$48	$2,425

Liabilities
Currency forward contracts	$—	$6	$—	$6

Total liabilities	$—	$6	$—	$6

The following table summarizes the changes in fair value of the Company’s Level 3 assets for the year ended February 26, 2011:

Level 3
Balance at February 28, 2009	$52
Transfers out of Level 3	(4)

Balance at February 27, 2010	48
Change in market values	2
Transfers out of Level 3	(4)
Transfers into Level 3	25

Balance at February 26, 2011	$71

The Company recognizes transfers into and out of levels within the fair value hierarchy at the end of the reporting period in which the actual event or change in circumstance occurred. During the year ended February 26, 2011, the Company transferred  $25 million into Level 3 from bank balances representing the trust claim on LBIE bankruptcy assets. There were no other significant transfers in or out of Level 1, Level 2 or Level 3 during the year.

Consolidated Balance Sheets Detail	12 Months Ended
Feb. 26, 2011
Consolidated Balance Sheets Detail [Abstract]
CONSOLIDATED BALANCE SHEETS DETAIL
6. CONSOLIDATED BALANCE SHEETS DETAIL
Inventories
Inventories were comprised as follows:

	As at
	February 26,	February 27,
	2011	2010

Raw materials	$552	$490
Work in process	222	232
Finished goods	94	55
Provision for excess and obsolete inventories	(250)	(117)

	$618	$660

Property, plant and equipment, net
Property, plant and equipment were comprised of the following:

	As at
	February 26,	February 27,
	2011	2010

Cost
Land	$128	$97
Buildings, leaseholds and other	1,155	934
BlackBerry operations and other information technology	1,803	1,153
Manufacturing equipment, research and development equipment, and tooling	380	347
Furniture and fixtures	433	347

	3,899	2,878
Accumulated amortization	1,395	921

Net book value	$2,504	$1,957

As at February 26, 2011, the carrying amount of assets under construction was  $296 million (February 27, 2010 —  $254 million). Of this amount,  $164 million (February 27, 2010 —  $111 million) was included in buildings, leaseholds and other;  $131 million (February 27, 2010 —  $103 million) was included in BlackBerry operations and other information technology; and  $1 million (February 27, 2010 —  $41 million) was included in manufacturing equipment, research and development equipment, and tooling.
As at February 26, 2011,  $32 million of land and building continues to be classified as an asset held for sale and accordingly remains classified as other current assets.
For the year ended February 26, 2011, amortization expense related to property, plant and equipment was  $497 million (February 27, 2010 —  $345 million; February 28, 2009 —  $203 million).
Intangible assets, net
Intangible assets were comprised of the following:

	As at February 26, 2011
		Accumulated	Net book
	Cost	amortization	value

Acquired technology	$321	$125	$196
Licenses	1,232	467	765
Patents	1,114	277	837

	$2,667	$869	$1,798

	As at February 27, 2010
		Accumulated	Net book
	Cost	amortization	value

Acquired technology	$166	$71	$95
Licenses	712	197	515
Patents	889	173	716

	$1,767	$441	$1,326

During fiscal 2011, the additions to intangible assets primarily consisted of licenses acquired in relation to amended or renewed licensing agreements relating to 3G and 4G technologies, certain patents acquired as a result of patent assignment and transfer agreements, including one entered into by the Company and Motorola, Inc. as part of a Settlement and License Agreement entered into on June 10, 2010, which settled all outstanding worldwide litigation between the two companies, as well as agreements with third parties for the use of intellectual property, software, messaging services and other BlackBerry related features, as well as intangible assets associated with the business acquisitions discussed in note 7.
During fiscal 2010, the additions to intangible assets primarily consisted of  $104 million as part of a definitive agreement to settle all outstanding worldwide patent litigation (“the Visto Litigation”) with Visto Corporation (“Visto”) as described in note 10(c), agreements with third parties for the use of intellectual property, software, messaging services and other BlackBerry related features and intangible assets associated with the business acquisitions discussed in note 7.
For the year ended February 26, 2011, amortization expense related to intangible assets was  $430 million (February 27, 2010 —  $271 million; February 28, 2009 —  $125 million). Total additions to intangible assets in fiscal 2011 were  $906 million (2010 —  $531 million).
Based on the carrying value of the identified intangible assets as at February 26, 2011 and assuming no subsequent impairment of the underlying assets, the annual amortization expense for the next five fiscal years is expected to be as follows: 2012 —  $646 million; 2013 —  $331 million; 2014 —  $257 million; 2015 —  $150 million; and 2016 —  $94 million.
The weighted-average remaining useful life of the acquired technology is 3.5 years (2010 — 3.4 years).
Accrued liabilities
Accrued liabilities were comprised of the following:

	As at
	February 26,	February 27,
	2011	2010

Marketing costs	$419	$225
Vendor inventory liabilities	116	126
Warranty	459	252
Royalties	461	384
Carrier liabilities	308	146
Other	748	505

	$2,511	$1,638

Other accrued liabilities as noted in the above chart, include, among other things, salaries, payroll withholding taxes and incentive accruals, none of which are greater than 5% of the current liabilities balance.

Business Acquisitions	12 Months Ended
Feb. 26, 2011
Business Acquisitions [Abstract]
BUSINESS ACQUISITIONS
7. BUSINESS ACQUISITIONS
During fiscal 2011, the Company purchased for cash consideration 100% of the shares of a company whose acquired technology is being incorporated through a BlackBerry application. The transaction closed on February 11, 2011.
During fiscal 2011, a wholly-owned subsidiary of the Company purchased for cash consideration 100% of the common shares of a subsidiary of TAT The Astonishing Tribe (“TAT”). TAT’s design expertise and technologies will be incorporated into the Company’s products to enhance the user interface and customer experience. The transaction closed on December 23, 2010.
During fiscal 2011, the Company purchased for cash consideration 100% of the shares of a company whose acquired technologies will enhance the Company’s ability to manage application store fronts and data collection. The transaction closed on August 20, 2010.
During fiscal 2011, the Company purchased for cash consideration certain assets of a company whose acquired technologies will enhance document access and handling capabilities. The transaction closed on July 12, 2010.
During fiscal 2011, the Company purchased for cash consideration 100% of the common shares of QNX Software Systems (“QNX”) for  $200 million. QNX’s proprietary software has been incorporated into the Company’s products. The transaction closed on June 1, 2010.
During fiscal 2011, the Company purchased for cash consideration 100% of the common shares of a company whose proprietary software will be incorporated into the Company’s software. The transaction closed on March 26, 2010.
During fiscal 2010, the Company purchased for cash consideration certain assets of a company whose acquired technologies will be used in next generation wireless technologies. The transaction closed on February 9, 2010.
During fiscal 2010, the Company purchased for cash consideration 100% of the common shares of Torch Mobile Inc. (“Torch”). The transaction closed on August 21, 2009. Torch provides the Company with web browser based technology.
During fiscal 2010, the Company purchased for cash consideration 100% of the common shares of a company whose proprietary software will be incorporated into the Company’s software. The transaction closed on May 22, 2009.
During fiscal 2010, the Company purchased 100% of the common shares of Certicom Corp. (“Certicom”) at a price of CAD  $3.00 for each common share of Certicom or approximately CAD  $131 million. The transaction closed on March 23, 2009. Certicom is a leading provider of cryptography required by software vendors and device manufacturers looking to protect the value of content, applications and devices with government approved security using Elliptic Curve Cryptography.
The acquisitions were accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed were measured at their fair values as of the date of acquisition. The excess of the acquisition price over such fair value, if any, is recorded as goodwill, which is not expected to be deductible for tax purposes. In-process research and development is charged to amortization expense immediately after acquisition. The Company includes the operating results of each acquired business in the consolidated financial statements from the date of acquisition.
Effective fiscal 2010, the Company expenses: (a) all direct costs associated with the acquisitions as incurred; (b) compensation paid to employees for pre-combination services as part of the consideration paid; and (c) compensation paid to employees for post-combination services as operating expenses separate from the business combination. The Company no longer expenses in-process research and development; instead it is capitalized and amortized over its estimated useful life once it is ready for use. The Company recognizes the excess of the fair value of net assets acquired over consideration paid in income.
During fiscal 2009, the Company purchased 100% of the common shares of Chalk Media Corp (“Chalk”). The transaction closed on January 30, 2009. Chalk is the developer of Mobile chalkboard™, which enables the rapid creation and secure, tracked deployment of media-rich “Pushcasts”™ to BlackBerry smartphones.
During fiscal 2009, the Company purchased 100% of the common shares of a company whose proprietary software is being incorporated into the Company’s software. The transaction closed on February 13, 2009.
The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition along with prior year’s acquisition allocations:

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Assets purchased
Current assets	$11	$19	$1
Property, plant and equipment	5	—	1
Deferred income tax asset	1	26	3
Acquired technology	152	73	31
In-process research and development	—	—	2
Patents	—	37	—
Goodwill(1)	357	13	23

	526	168	61

Liabilities assumed	11	15	13
Deferred income tax liability	17	1	—

	28	16	13

Net non-cash assets acquired	498	152	48
Cash acquired	1	9	2

Net assets acquired	499	161	50
Excess of net assets acquired over consideration paid(2)	—	(9)	—

Purchase price	$499	$152	$50

Consideration
Cash consideration	$494	$152	$50
Contingent consideration(3)	5	—	—

	$499	$152	$50

(1)	Represents the excess of the acquisition price over the fair value of net assets acquired, which is not expected to be deductible for tax purposes when goodwill results from share purchases. Goodwill as a result of certain assets purchased is expected to be deductible for tax purposes in the amount of approximately $20 million.

(2)	The Company recorded a gain of $9 million as a result of the excess of net assets acquired over consideration paid on one of the acquisitions. The excess of the fair value of net assets acquired over consideration paid resulted from the combination of the significant value attributed to the identifiable intangible assets and the Company’s ability to utilize tax losses of an acquiree, which was generally not available to other market participants. The gain was recognized in selling, marketing and administration during fiscal 2010.

(3)	The Company has agreed to additional consideration contingent upon the achievement of certain agreed upon technology and working capital milestones, and earnings targets.
During fiscal 2011, the Company expensed approximately  $3 million of acquisition related costs due to the current period acquisitions. Acquisition related costs were recognized in selling, marketing and administration during the year.
The weighted average amortization period of the acquired technology related to the business acquisitions completed in fiscal 2011 is approximately 3.8 years (2010 — 3.7 years).
The weighted average amortization period of the patents related to the business acquisitions in fiscal 2011 and fiscal 2010 are nil and 18.1 years, respectively.
Pro forma results of operations for the acquisitions have not been presented because the effects of the operations, individually or in aggregate, are not considered to be material to the Company’s consolidated results.

Income Taxes	12 Months Ended
Feb. 26, 2011
Income Taxes [Abstract]
INCOME TAXES
8. INCOME TAXES
The difference between the amount of the provision fsor income taxes and the amount computed by multiplying income before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Statutory Canadian tax rate	30.5%	32.8%	33.4%

Expected income tax provision	$1,414	$1,072	$936
Differences in income taxes resulting from:
Impact of Canadian U.S. dollar functional currency election	—	(145)	—
Investment tax credits	(138)	(101)	(81)
Manufacturing and processing activities	(71)	(52)	(50)
Foreign tax rate differences	15	5	(16)
Adjustments to deferred tax balances for enacted changes in tax laws and rates	15	8	1
Non-deductible stock compensation	7	10	10
Foreign exchange	(1)	3	100
Other differences	(8)	9	8

	$1,233	$809	$908

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Income before income taxes:
Canadian	$4,279	$2,999	$2,584
Foreign	364	267	216

	$4,643	$3,266	$2,800

The provision for (recovery of) income taxes consists of the following:

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Provision for (recovery of) income taxes:
Current
Canadian	$1,059	$696	$880
Foreign	83	62	69
Deferred
Canadian	57	21	(36)
Foreign	34	30	(5)

	$1,233	$809	$908

Deferred income tax assets and liabilities consist of the following temporary differences:

	As at
	February 26,	February 27,
	2011	2010

Assets
Non-deductible reserves	$225	$190
Tax loss carryforwards	36	35
Unrealized losses on financial instruments	5	—
Other tax carryforwards	18	13

Net deferred income tax assets	284	238

Liabilities
Property, plant and equipment	(318)	(162)
Research and development	(13)	(21)
Unrealized gains on financial instruments	—	(17)

Net deferred income tax liabilities	(331)	(200)

Net deferred income tax asset (liability)	$(47)	$38

Deferred income tax asset — current	$229	$194
Deferred income tax liability — current	—	(15)
Deferred income tax asset — long term	—	—
Deferred income tax liability — long-term	(276)	(141)

	$(47)	$38

The Company determined that it is more likely than not that it can realize its deferred income tax assets. Accordingly, no valuation allowance is required on its deferred income tax assets as at February 26, 2011 (February 27, 2010 — nil). The Company will continue to evaluate and examine the valuation allowance on a regular basis, and when required, the valuation allowance may be adjusted.
The Company has not provided for Canadian deferred income taxes or foreign withholding taxes that would apply on the distribution of the income of its non-Canadian subsidiaries, as this income is intended to be reinvested indefinitely.
The Company’s total unrecognized income tax benefits as at February 26, 2011 and February 27, 2010 were  $164 million and  $161 million respectively. A reconciliation of the beginning and ending amount of unrecognized income tax benefits that, if recognized, would affect the Company’s effective tax rate is as follows:

(in millions)
Unrecognized income tax benefits balance as at February 27, 2010	$161
Foreign exchange	4
Increase for tax positions of prior years	8
Settlement of tax positions	(2)
Other	(7)

Unrecognized income tax benefits balance as at February 26, 2011	$164

As at February 26, 2011, the total unrecognized income tax benefits of  $164 million include approximately  $111 million of unrecognized income tax benefits that have been netted against related deferred income tax assets. The remaining  $53 million is recorded within current taxes payable and other non-current taxes payable on the Company’s consolidated balance sheet as of February 26, 2011.
A summary of open tax years by major jurisdiction is presented below:

Canada(1)	Fiscal 2003 — 2011
United States(1)	Fiscal 2008 — 2011
United Kingdom	Fiscal 2009 — 2011

(1)	Includes federal as well as provincial and state jurisdictions, as applicable.
The Company is subject to ongoing examination by tax authorities in the jurisdictions in which it operates. The Company regularly assesses the status of these examinations and the potential for adverse outcomes to determine the adequacy of the provision for income taxes. The Canada Revenue Agency (“CRA”) is currently examining the Company’s fiscal 2006 to fiscal 2009 Canadian corporate tax filings. The Company has other non-Canadian income tax audits pending. While the final resolution of these audits is uncertain, the Company believes the ultimate resolution of these audits will not have a material adverse effect on its consolidated financial position, liquidity or results of operations. The Company believes it is reasonably possible that approximately  $8 million of its gross unrecognized income tax benefit will decrease in the next twelve months.
The Company recognizes interest and penalties related to unrecognized income tax benefits as interest expense that is netted and reported within investment income. The amount of interest accrued as at February 26, 2011 was approximately  $12 million (February 27, 2010 — approximately  $9 million). The amount of penalties accrued as at February 26, 2011 was nil (February 27, 2010 — nil).

Capital Stock	12 Months Ended
Feb. 26, 2011
Capital Stock [Abstract]
CAPITAL STOCK
9. CAPITAL STOCK
(a) Capital stock
The Company is authorized to issue an unlimited number of non-voting, redeemable, retractable Class A common shares, an unlimited number of voting common shares and an unlimited number of non-voting, cumulative, redeemable, retractable preferred shares. At February 26, 2011 and February 27, 2010, there were no Class A common shares or preferred shares outstanding.
The following details the changes in issued and outstanding common shares for the three years ended February 26, 2011:

	Capital Stock and
	Additional Paid-In Capital		Treasury Stock
	Stock		Stock
	Outstanding		Outstanding
	(000’s)	Amount	(000’s)	Amount

Common shares outstanding as at March 1, 2008	562,652	$2,250	—	$—

Exercise of stock options	3,565	27	—	—
Conversion of restricted share units	2	—	—	—
Stock-based compensation	—	38	—	—
Tax benefits related to stock-based compensation	—	13	—	—

Common shares outstanding as at February 28, 2009	566,219	2,328	—	—

Exercise of stock options	3,408	30	—	—
Conversion of restricted share units	2	—	—	—
Stock-based compensation	—	58	—	—
Tax benefits related to stock-based compensation	—	2	—	—
Purchase of treasury stock	—	—	1,459	(94)
Common shares repurchased	(12,300)	(46)	—	—

Common shares outstanding as at February 27, 2010	557,329	2,372	1,459	(94)

Exercise of stock options	3,737	67	—	—
Stock-based compensation	—	72	—	—
Tax deficiencies related to stock-based compensation	—	(1)	—	—
Purchase of treasury stock	—	—	1,471	(76)
Treasury stock vested	2	(10)	(177)	10
Common shares repurchased	(37,199)	(141)	—	—

Common shares outstanding as at February 26, 2011	523,869	$2,359	2,753	$(160)

On November 4, 2009, the Company’s Board of Directors authorized the repurchase of common shares up to an authorized limit of  $1.2 billion (the “2010 Repurchase Program”). In the first quarter of fiscal 2011, the Company repurchased 5.9 million common shares at a cost of  $410 million pursuant to the 2010 Repurchase Program. There was a reduction of approximately  $23 million to capital stock and the amount paid in excess of the per share paid-in capital of the common shares of  $387 million was charged to retained earnings. All common shares repurchased by the Company pursuant to the 2010 Repurchase Program have been cancelled. Under the 2010 Repurchase Program, the Company repurchased a total of 18.2 million common shares for an aggregate cost of  $1.2 billion, resulting in the effective completion of the 2010 Repurchase Program.
On June 24, 2010, the Company’s Board of Directors authorized a share repurchase program to purchase for cancellation up to approximately 31 million common shares (the “2011 Repurchase Program”). Under the 2011 Repurchase Program, the Company repurchased and cancelled 31.3 million common shares at a cost of  $1.7 billion, resulting in the effective completion of the 2011 Repurchase Program. There was a reduction of approximately  $119 million to capital stock and the amount paid in excess of the per share paid-in capital of the common shares of  $1.6 billion was charged to retained earnings.
The approximately 31.3 million common shares purchased under the 2011 Repurchase Program together with the 18.2 million common shares purchased by the Company under the 2010 Repurchase Program, represent approximately 10% of the Company’s public float of common shares.
The Company had 524 million voting common shares outstanding, options to purchase 5 million voting common shares, 3 million RSUs and 51,500 DSUs outstanding as at March 22, 2011.
(b) Stock-based compensation
Stock Option Plan
The Company recorded a charge to income and a credit to paid-in-capital of approximately  $31 million in fiscal 2011 (fiscal 2010 —  $37 million; fiscal 2009 —  $38 million) in relation to stock-based compensation expense.
The Company has presented excess tax benefits from the exercise of stock-based compensation awards as a financing activity in the consolidated statement of cash flows.
Stock options granted under the plan generally vest over a period of five years and are generally exercisable over a period of six years to a maximum of ten years from the grant date. The Company issues new shares to satisfy stock option exercises. There are 14 million stock options available for future grants under the stock option plan as at February 26, 2011.
In fiscal 2010, the Company completed the repricing to a higher exercise price of certain of its outstanding stock options. This repricing followed a voluntary internal review by the Company of its historical stock option granting practices. Repriced options in fiscal 2010, which were all done on a voluntary basis between the Company and the option holder, included 27 stock option grants to 25 individuals in respect of options to acquire 456,800 common shares (fiscal 2009 — 43 stock option grants to 40 individuals in respect of options to acquire 752,775 common shares). As the repricing of stock options reflects an increase in the exercise price of the option, there is no incremental stock compensation expense related to these repricing events.
As part of a settlement agreement reached with the Ontario Securities Commission (“OSC”), on February 5, 2009, Messrs. Balsillie, Lazaridis and Kavelman agreed to contribute, in aggregate, a total of approximately CAD  $83 million to RIM, consisting of (i) a total of CAD  $38 million to RIM in respect of the outstanding benefit arising from incorrectly priced stock options granted to all RIM employees from 1996 to 2006, and (ii) a total of CAD  $45 million to RIM (CAD  $15 million of which had previously been paid) to defray costs incurred by RIM in the investigation and remediation of stock options, granting practices and related governance practices at RIM. These contributions are being made through Messrs. Balsillie, Lazaridis and Kavelman undertaking not to exercise certain vested RIM options to acquire an aggregate of 1,160,129 common shares of RIM. These options have a fair value equal to the aggregate contribution amounts determined using a Black-Scholes-Merton (“BSM”) calculation based on the last trading day prior to the day the OSC issued a notice of hearing in respect of the matters giving rise to the settlement. In the first quarter of fiscal 2010, options to acquire an aggregate of 758,837 common shares of RIM, and in the fourth quarter of fiscal 2011, options to acquire an aggregate of 391,292 common shares of RIM, expired in satisfaction of the undertakings not to exercise options. The remaining 10,000 options subject to an undertaking are shown as outstanding, vested and exercisable as at February 26, 2011 in the table below and expire on March 31, 2011.
A summary of option activity since March 1, 2008 is shown below:

	Options Outstanding
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number	Exercise	Contractual	Value
	(000’s)	Price	Life in Years	(millions)

Balance as at March 1, 2008	16,466	$28.66

Exercised during the year	(3,565)	7.60
Forfeited/cancelled/expired during the year	(170)	60.25

Balance as at February 28, 2009	12,731	$27.51

Granted during the year	559	64.14
Exercised during the year	(3,408)	8.87
Forfeited/cancelled/expired during the year	(859)	15.03

Balance as at February 27, 2010	9,023	$44.18

Exercised during the year	(3,737)	17.83
Forfeited/cancelled/expired during the year	(676)	46.08

Balance as at February 26, 2011	4,610	$70.36	2.55	$65

Vested and expected to vest as at February 26, 2011	4,496	$70.06	2.53	$64

Exercisable as at February 26, 2011	3,093	$64.56	2.26	$55

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate difference between the closing stock price of the Company’s common shares on February 26, 2011 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on February 26, 2011. The intrinsic value of stock options exercised during fiscal 2011, calculated using the average market price during the year, was approximately  $42 per share.
A summary of unvested stock options since February 27, 2010 is shown below:

	Options Outstanding
		Weighted
		Average
		Grant
	Number	Date Fair
	(000’s)	Value

Balance as at February 27, 2010	3,056	$32.44

Vested during the period	(1,352)	26.30
Forfeited during the period	(187)	34.69

Balance as at February 26, 2011	1,517	$37.63

As at February 26, 2011, there was  $44 million of unrecognized stock-based compensation expense related to unvested stock options which will be expensed over the vesting period, which, on a weighted-average basis, results in a period of approximately 1.5 years. The total fair value of stock options vested during the year ended February 26, 2011 was  $36 million.
Cash received from the stock options exercised for the year ended February 26, 2011 was  $67 million (February 27, 2010 —  $30 million). Tax deficiencies incurred by the Company related to the stock options exercised was  $1 million (February 27, 2010 — tax benefits realized of  $2 million; February 28, 2009 — tax benefits realized of  $13 million).
During the years ended February 26, 2011 and February 28, 2009, there were no stock options granted, respectively. During the year ended February 27, 2010, there were approximately 559 thousand stock options granted. The weighted-average fair values of stock options granted during fiscal 2010 were calculated using the BSM option-pricing model with the following assumptions:

February 27,
2010
Number of options granted (000’s)	559

Weighted-average grant date fair value of stock options granted during the year	$33.02

Assumptions:
Risk-free interest rate	1.8%
Expected life in years	4.2
Expected dividend yield	0%
Volatility	65%
At the time the stock options were granted, the Company had no current expectation of paying cash dividends on its common shares and the risk-free interest rates utilized during the life of the stock options was based on a U.S.
Treasury security for an equivalent period. In addition, the Company estimated the volatility of its common shares at the date of grant based on a combination of the implied volatility of publicly traded options on its common shares, and historical volatility, as the Company believes that this was a better indicator of expected volatility going forward. Finally, the expected life of stock options granted under the plan was based on historical exercise patterns, which the Company believes were representative of future exercise patterns.
Restricted Share Unit Plan
The Company recorded compensation expense with respect to RSUs of approximately  $42 million in the year ended February 26, 2011 (February 27, 2010 —  $21 million; February 28, 2009 —  $196 thousand).
During fiscal 2011, a trustee selected by the Company purchased 1,470,703 common shares for total consideration of approximately  $76 million to comply with its obligations to deliver shares upon vesting (2010 — 1,458,950 common shares were purchased for total cash consideration of approximately  $94 million). These purchased shares are classified as treasury stock for accounting purposes and included in the shareholders’ equity section of the Company’s consolidated balance sheet.
A summary of RSU activity since February 27, 2010 is shown below:

	RSUs Outstanding
		Weighted	Average	Aggregate
		Average	Remaining	Instrinsic
	Number	Grant Date	Contractual	Value
	(000’s)	Fair Value	Life in Years	(millions)

Balance as at February 27, 2010	1,449	$66.09

Granted during the period	1,532	50.45
Vested during the period	(177)	67.64
Cancelled during the period	(101)	58.34

Balance as at February 26, 2011	2,703	$57.40	1.88	$178

Vested and expected to vest at February 26, 2011	2,543	$57.50	1.87	$168

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of the Company’s common shares on February 26, 2011) that would have been received by RSU holders if all RSUs had been redeemed on February 26, 2011.
As of February 26, 2011, there was  $95 million of unrecognized compensation expense related to RSUs which will be expensed over the vesting period, which, on a weighted-average basis, results in a period of approximately 1.6 years.
Deferred Share Unit Plan
The Company issued 16,699 DSUs in the year ended February 26, 2011. There are 51,500 DSUs outstanding as at February 26, 2011 (February 27, 2010 — 34,801). The Company had a liability of  $3 million in relation to the DSU plan as at February 26, 2011 (February 27, 2010 —  $3 million).

Commitments and Contingencies	12 Months Ended
Feb. 26, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
10. COMMITMENTS AND CONTINGENCIES
(a) Credit Facility
The Company has  $150 million in unsecured demand credit facilities (the “Facilities”) to support and secure operating and financing requirements. As at February 26, 2011, the Company has utilized  $9 million of the Facilities for outstanding letters of credit and  $141 million of the Facilities are unused.
(b) Lease commitments
The Company is committed to future minimum annual lease payments under operating leases as follows:

		Equipment and
	Real Estate	Other	Total

For the years ending
2012	$40	$1	$41
2013	39	1	40
2014	37	—	37
2015	30	—	30
2016	25	—	25
Thereafter	71	—	71

	$242	$2	$244

For the year ended February 26, 2011, the Company incurred rental expense of  $68 million (February 27, 2010 —  $40 million; February 28, 2009 —  $23 million).
(c) Litigation
On July 23, 2009, the Company settled the Visto Litigation. The key terms of the settlement involved the Company receiving a perpetual and fully-paid license on all Visto patents, a transfer of certain Visto intellectual property, a one-time payment by the Company of  $268 million and the parties executing full and final releases in respect of the Visto Litigation. Of the total payment by the Company,  $164 million was expensed as a litigation charge in the second quarter of fiscal 2010. The remainder of the payment was recorded as intangible assets.
The Company is involved in litigation in the normal course of its business, both as a defendant and as a plaintiff. The Company may be subject to claims (including claims related to patent infringement, purported class actions and derivative actions) either directly or through indemnities against these claims that it provides to certain of it partners. In particular, the industry in which the Company competes has many participants that own, or claim to own, intellectual property, including participants that have been issued patents and may have filed patent applications or may obtain additional patents and proprietary rights for technologies similar to those used by the Company in its products. The Company has received, and may receive in the future, assertions and claims from third parties that the Company’s products infringe on their patents or other intellectual property rights. Litigation has been and will likely continue to be necessary to determine the scope, enforceability and validity of third-party proprietary rights or to establish the Company’s proprietary rights. Regardless of whether claims that the Company is infringing patents or other intellectual property rights have any merit, those claims could be time- consuming to evaluate and defend, result in costly litigation, divert management’s attention and resources, subject the Company to significant liabilities and could have other effects.
Management reviews all of the relevant facts for each claim and applies judgment in evaluating the likelihood and, if applicable, the amount of any potential loss. Where it is considered likely for a material exposure to result and where the amount of the claim is quantifiable, provisions for loss are made based on management’s assessment of the likely outcome. The Company does not provide for claims that are considered unlikely to result in a significant loss, claims for which the outcome is not determinable or claims where the amount of the loss cannot be reasonably estimated. Any settlements or awards under such claims are provided for when reasonably determinable.
Additional lawsuits and claims, including purported class actions and derivative actions, may be filed or made based upon the Company’s historical stock option granting practices. Management assesses such claims and where considered likely to result in a material exposure and, where the amount of the claim is quantifiable, provisions for loss are made based on management’s assessment of the likely outcome. The Company does not provide for claims that are considered unlikely to result in a significant loss, claims for which the outcome is not determinable or claims where the amount of the loss cannot be reasonably estimated. Any settlements or awards under such claims are provided for when reasonably determinable.
See the “Legal Proceedings and Regulatory Action” section of RIM’s Annual Information Form for additional unaudited information regarding the Company’s legal proceedings, which is included in RIM’s Annual Report on Form 40-F and “Legal Proceedings” in the Management’s Discussion and Analysis (“MD&A”) of financial condition and results of operations for fiscal 2011.

Product Warranty	12 Months Ended
Feb. 26, 2011
Product Warranty [Abstract]
PRODUCT WARRANTY
11. PRODUCT WARRANTY
The Company estimates its warranty costs at the time of revenue recognition based on historical warranty claims experience and records the expense in cost of sales. The warranty accrual balance is reviewed quarterly to establish that it materially reflects the remaining obligation based on the anticipated future expenditures over the balance of the obligation period. Adjustments are made when the actual warranty claim experience differs from estimates.
The change in the Company’s warranty expense and actual warranty experience from March 1, 2008 to February 26, 2011 as well as the accrued warranty obligations as at February 26, 2011 are set forth in the following table:

Accrued warranty obligations as at March 1, 2008	$85

Actual warranty experience during fiscal 2009	(147)
Fiscal 2009 warranty provision	259
Adjustments for changes in estimate	(13)

Accrued warranty obligations as at February 28, 2009	184

Actual warranty experience during fiscal 2010	(416)
Fiscal 2010 warranty provision	463
Adjustments for changes in estimate	21

Accrued warranty obligations as at February 27, 2010	252

Actual warranty experience during fiscal 2011	(657)
Fiscal 2011 warranty provision	806
Adjustments for changes in estimate	58

Accrued warranty obligations as at February 26, 2011	$459

Earnings Per Share	12 Months Ended
Feb. 26, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE
12. EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings per share:

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Net income for basic and diluted earnings per share available to common shareholders	$3,411	$2,457	$1,893

Weighted-average number of shares outstanding (000’s) — basic	535,986	564,492	565,059

Effect of dilutive securities (000’s) - stock-based compensation	2,344	5,267	9,097

Weighted-average number of shares and assumed conversions (000’s) — diluted	538,330	569,759	574,156

Earnings per share — reported
Basic	$6.36	$4.35	$3.35
Diluted	$6.34	$4.31	$3.30

Comprehensive Income	12 Months Ended
Feb. 26, 2011
Comprehensive Income (Loss) [Abstract]
COMPREHENSIVE INCOME (LOSS)
13. COMPREHENSIVE INCOME
The components of comprehensive income are shown in the following table:

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Net income	$3,411	$2,457	$1,893

Net change in unrealized gains (losses) on available-for-sale investments	(2)	7	(7)
Net change in fair value of derivatives designated as cash flow hedges during the year, net of income tax recovery of $7 (February 27, 2010 — income taxes of $13; February 28, 2009 — tax recovery of $9)	(20)	28	(6)
Amounts reclassified to earnings during the year, net of income taxes of $16 (February 27, 2010 — tax recovery of $6; February 28, 2009 — income taxes of $5)	(39)	15	(16)

Comprehensive income	$3,350	$2,507	$1,864

The components of accumulated other comprehensive income (loss) are as follows:

	As at
	February 26,	February 27,	February 28,
	2011	2010	2009

Accumulated net unrealized gains on available-for-sale investments	$5	$7	$—
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	(15)	44	1

Total accumulated other comprehensive income (loss)	$(10)	$51	$1

The components of unrealized gains (losses) on derivative instruments are as follows:

	As at
	February 26,	February 27,
	2011	2010

Unrealized gains included in other current assets	$64	$97
Unrealized losses included in accrued liabilities	(130)	(6)

Net fair value of unrealized gains (losses) on derivative instruments	$(66)	$91

Supplemental Information	12 Months Ended
Feb. 26, 2011
Supplemental Information [Abstract]
SUPPLEMENTAL INFORMATION
14. SUPPLEMENTAL INFORMATION

(a)	Cash flows resulting from net changes in working capital items are as follows:

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Accounts receivable	$(1,352)	$(481)	$(937)
Other receivables	(117)	(45)	(83)
Inventories	42	48	(296)
Other current assets	54	(40)	(40)
Accounts payable	216	167	177
Accrued liabilities	539	442	507
Income taxes payable	82	(266)	(114)
Deferred revenue	40	14	17

	$(496)	$(161)	$(769)

(b)	Certain statement of cash flow information related to interest and income taxes paid is summarized as follows:

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Interest paid during the year	$—	$—	$1
Income taxes paid during the year	$1,053	$1,082	$946
(c) Additional information
Advertising expense, which includes media, agency and promotional expenses totalling  $1.1 billion (February 27, 2010 —  $791 million; February 28, 2009 —  $719 million) is included in selling, marketing and administration expense for the fiscal year ended February 26, 2011.
Selling, marketing and administration expense for the fiscal year ended February 26, 2011 included  $5 million with respect to foreign exchange losses (February 27, 2010 — loss of  $58 million; February 28, 2009 — loss of  $6 million). For the year ended February 27, 2010, the Company recorded a  $54 million charge primarily relating to the reversal of foreign exchange gains previously recorded in fiscal 2009 on the revaluation of Canadian dollar denominated tax liability balances. Throughout fiscal 2009, foreign exchange gains were offset by foreign exchange losses incurred as a part of the Company’s risk management foreign currency hedging program. With the enactment of changes to the functional currency tax legislation by the Government of Canada in the first quarter of fiscal 2010, the Company changed the basis for calculating its income tax provision for its Canadian operations from Canadian dollars, to the U.S. dollar, its reporting currency with an effective date being the beginning of fiscal 2009. The gains realized on the revaluation of these tax liabilities previously denominated in Canadian dollars throughout fiscal 2009 were reversed upon enactment of the changes to the rules in the first quarter of fiscal 2010.

Derivative Financial Instruments	12 Months Ended
Feb. 26, 2011
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
15. DERIVATIVE FINANCIAL INSTRUMENTS
Values of financial instruments outstanding were as follows:

	As at February 26, 2011
	Notional	Estimated
Assets (Liabilities)	Amount	Fair Value

Currency forward contracts — asset	$1,622	$63
Currency option contracts — asset	$156	$1
Currency forward contracts — liability	$4,848	$(129)
Currency option contracts — liability	$180	$(1)

	As at February 27, 2010
	Notional	Estimated
Assets (Liabilities)	Amount	Fair Value

Currency forward contracts — asset	$2,630	$97
Currency forward contracts — liability	$575	$(6)
Foreign Exchange
The Company uses derivative instruments to manage exposures to foreign exchange risk resulting from transactions in currencies other than its functional currency, the U.S. dollar. The Company’s risk management objective in holding derivative instruments is to reduce the volatility of current and future income as a result of changes in foreign currency. To limit its exposure to adverse movements in foreign currency exchange rates, the Company enters into foreign currency forward and option contracts. The Company does not use derivative instruments for speculative purposes.
The majority of the Company’s revenues in fiscal 2011 are transacted in U.S. dollars. However, portions of the revenues are denominated in Canadian dollars, Euros, and British Pounds. Purchases of raw materials are primarily transacted in U.S. dollars. Other expenses, consisting of the majority of salaries, certain operating costs and manufacturing overhead are incurred primarily in Canadian dollars. The Company enters into forward and option contracts to hedge portions of these anticipated transactions to reduce the volatility on income associated with the foreign currency exposures. The Company also enters into forward and option contracts to reduce the effects of foreign exchange gains and losses resulting from the revaluation of certain foreign currency monetary assets and liabilities. At February 26, 2011 approximately 59% of cash and cash equivalents, 25% of accounts receivables and 8% of accounts payable and accrued liabilities are denominated in foreign currencies (February 27, 2010 — 38%, 22% and 7%, respectively).
The Company enters into forward and option contracts to hedge exposures relating to foreign currency anticipated transactions. These contracts have been designated as cash flow hedges, with the effective portion of the change in fair value initially recorded in accumulated other comprehensive income and subsequently reclassified to income in the period in which the cash flows from the associated hedged transactions affect income. Any ineffective portion of the change in fair value of the cash flow hedge is recognized in current period income. As at February 26, 2011 and February 27, 2010, the derivatives designated as cash flow hedges were considered to be fully effective with no resulting portions being designated as ineffective. The maturity dates of these instruments range from March 2011 to April 2013. As at February 26, 2011, the net unrealized losses on these forward and option contracts was  $20 million (February 27, 2010 — net unrealized gains of  $62 million; February 28, 2009 — net unrealized losses of  $3 million). Unrealized gains associated with these contracts were recorded in other current assets and accumulated other comprehensive income. Unrealized losses were recorded in accrued liabilities and accumulated other comprehensive income. In fiscal 2012,  $32 million of net unrealized losses on these forward contracts will be reclassified to income.
The following table shows the fair values of derivative instruments designated as cash flow hedges in the consolidated balance sheets:

	As at
	February 26, 2011		February 27, 2010
	Balance Sheet		Balance Sheet
	Classification	Fair Value	Classification	Fair Value

Currency forward contracts — asset	Other current assets	$57	Other current assets	$66
Currency option contracts — asset	Other current assets	$1	Other current assets	$—
Currency forward contracts — liability	Accrued liabilities	$77	Accrued liabilities	$4
Currency option contracts — liability	Accrued liabilities	$1	Accrued liabilities	$—
The following table show the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations for the year ended February 26, 2011:

			Amount of Gain
	Amount of Gain (Loss)	Location of Gain	Reclassified from
	Recognized in OCI on	Reclassified from	Accumulated OCI into
	Derivative Instruments	Accumulated OCI into	Income (Effective
	(Effective Portion)	Income (Effective Portion)	Portion)

Currency Forward Contracts	$(73)	Revenue	$17
Currency Option Contracts	$(1)	Revenue	$—
Currency Forward Contracts	$13	Cost of sales	$10
Currency Forward Contracts	$17	Selling, marketing and administration	$13
Currency Forward Contracts	$23	Research and development	$16
The following table show the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations for the year ended February 27, 2010:

			Amount of Gain (Loss)
	Amount of Gain	Location of Gain (Loss)	Reclassified from
	Recognized in OCI on	Reclassified from	Accumulated OCI into
	Derivative Instruments	Accumulated OCI into	Income (Effective
	(Effective Portion)	Income (Effective Portion)	Portion)

Currency Forward Contracts	$52	Revenue	$(34)
Currency Forward Contracts	$3	Cost of sales	$5
Currency Forward Contracts	$2	Selling, marketing and administration	$3
Currency Forward Contracts	$5	Research and development	$6
As part of its risk management strategy, the Company may maintain net monetary asset and/or liability balances in foreign currencies. The Company enters into foreign exchange forward contracts to hedge certain monetary assets and liabilities that are exposed to foreign currency risk. The principal currencies hedged include the Canadian dollar, Euro, and British Pound. These contracts are not subject to hedge accounting, and any gains or losses are recognized in income each period, offsetting the change in the U.S. dollar value of the asset or liability. The maturity dates of these instruments range from March 2011 to May 2011. As at February 26, 2011, net unrealized losses of  $46 million were recorded in respect of these instruments (February 27, 2010 — net unrealized gains of  $29 million; February 28, 2009 — net unrealized gains of  $16 million). Unrealized gains associated with these contracts were recorded in other current assets and selling, marketing and administration. Unrealized losses were recorded in accrued liabilities and selling, marketing and administration.
The following table shows the fair values of derivative instruments that are not subject to hedge accounting in the consolidated balance sheets:

	As at
	February 26, 2011		February 27, 2010
	Balance Sheet		Balance Sheet
	Classification	Fair Value	Classification	Fair Value

Currency forward contracts — asset	Other current assets	$6	Other current assets	$31
Currency forward contracts — liability	Accrued liabilities	$52	Accrued liabilities	$2
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended February 26, 2011:

	Location of Gain (Loss) Recognized in	Amount of Gain (Loss) in Income on
	Income on Derivative Instruments	Derivative Instruments

Currency Forward Contracts	Selling, marketing and administration	$(40)
Currency Option Contracts	Selling, marketing and administration	$1
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended February 27, 2010:

	Location of Loss Recognized in Income	Amount of Loss in Income on
	on Derivative Instruments	Derivative Instruments

Currency Forward Contracts	Selling, marketing and administration	$(55)
Credit
The Company is exposed to credit risk on derivative financial instruments arising from the potential for counterparties to default on their contractual obligations. The Company mitigates this risk by limiting counterparties to highly rated financial institutions and by continuously monitoring their creditworthiness. The Company’s exposure to credit loss and market risk will vary over time as a function of currency exchange rates. The Company measures its counterparty credit exposure as a percentage of the total fair value of the applicable derivative instruments. Where the net fair value of derivative instruments with any counterparty is negative, the Company deems the credit exposure to that counterparty to be nil. As at February 26, 2011, the maximum credit exposure to a single counterparty, measured as a percentage of the total fair value of derivative instruments with net unrealized gains was 59% (February 27, 2010 — 24%; February 28, 2009 — 60%).
The Company is exposed to market and credit risk on its investment portfolio. The Company reduces this risk by investing in liquid, investment grade securities and by limiting exposure to any one entity or group of related entities. As at February 26, 2011, no single issuer represented more than 19% of the total cash, cash equivalents and investments (February 27, 2010, no single issuer represented more than 8% of the total cash, cash equivalents and investments).
Interest Rate
Cash and cash equivalents and investments are invested in certain instruments of varying maturities. Consequently, the Company is exposed to interest rate risk as a result of holding investments of varying maturities. The fair value of investments, as well as the investment income derived from the investment portfolio, will fluctuate with changes in prevailing interest rates. The Company does not currently utilize interest rate derivative instruments in its investment portfolio.

Segment Disclosures	12 Months Ended
Feb. 26, 2011
Segment Disclosures [Abstract]
SEGMENT DISCLOSURES
16. SEGMENT DISCLOSURES
The Company is organized and managed as a single reportable business segment. The Company’s operations are substantially all related to the research, design, manufacture and sales of wireless communications products, services and software.
Revenue, classified by major geographic segments in which our customers are located, was as follows:

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Revenue
Canada	$1,408	$844	$887
United States	7,823	8,620	6,968
United Kingdom	2,218	1,447	711
Other	8,458	4,042	2,499

	$19,907	$14,953	$11,065

Revenue
Canada	7.1%	5.6%	8.0%
United States	39.3%	57.7%	63.0%
United Kingdom	11.1%	9.7%	6.4%
Other	42.5%	27.0%	22.6%

	100.0%	100.0%	100.0%

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Revenue mix
Devices	$15,956	$12,116	$9,090
Service	3,197	2,158	1,402
Software	294	259	252
Other	460	420	321

	$19,907	$14,953	$11,065

	As at
	February 26,	February 27,
	2011	2010

Property, plant and equipment, intangible assets and goodwill
Canada	$3,787	$2,605
United States	707	683
United Kingdom	41	46
Other	275	100

	$4,810	$3,434

Total assets
Canada	$6,935	$4,503
United States	3,390	4,059
United Kingdom	1,594	1,196
Other	956	447

	$12,875	$10,205

Research in Motion Limited and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Feb. 26, 2011
Research in Motion Limited and Summary of Significant Accounting Policies (Policies) [Abstract]
Use of estimates
Use of estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions with respect to the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. Significant areas requiring the use of management estimates relate to the determination of reserves for various litigation claims, provisions for excess and obsolete inventories and liabilities for purchase commitments with contract manufacturers and suppliers, fair values of assets acquired and liabilities assumed in business combinations, royalties, amortization expense, implied fair value of goodwill, provision for income taxes, realization of deferred income tax assets and the related components of the valuation allowance, provisions for warranty and the fair values of financial instruments. Actual results could differ from these estimates.

Basis of presentation and preparation
Basis of presentation and preparation
The consolidated financial statements include the accounts of all subsidiaries of the Company with intercompany transactions and balances eliminated on consolidation. All of the Company’s subsidiaries are wholly-owned. These consolidated financial statements have been prepared by management in accordance with United States generally accepted accounting principles (“U.S. GAAP”) on a basis consistent for all periods presented except as described in note 2. Certain of the comparative figures have been reclassified to conform to the current year presentation.
The Company’s fiscal year end date is the 52 or 53 weeks ending on the last Saturday of February, or the first Saturday of March. The fiscal years ended February 26, 2011, February 27, 2010, and February 28, 2009 comprise 52 weeks.
The significant accounting policies used in these U.S. GAAP consolidated financial statements are as follows:

Foreign currency translation
Foreign currency translation
The U.S. dollar is the functional and reporting currency of the Company. Foreign currency denominated assets and liabilities of the Company and all of its subsidiaries are translated into U.S. dollars. Accordingly, monetary assets and liabilities are translated using the exchange rates in effect at the consolidated balance sheet date and revenues and expenses at the rates of exchange prevailing when the transactions occurred. Remeasurement adjustments are included in income. Non-monetary assets and liabilities are translated at historical exchange rates.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of balances with banks and liquid investments with maturities of three months or less at the date of acquisition.
Accounts receivable, net
Accounts receivable, net
The accounts receivable balance which reflects invoiced and accrued revenue is presented net of an allowance for doubtful accounts. The allowance for doubtful accounts reflects estimates of probable losses in accounts receivables. The Company is dependent on a number of significant customers and on large complex contracts with respect to sales of the majority of its products, software and services. The Company expects the majority of its accounts receivable balances to continue to come from large customers as it sells the majority of its devices and software products and service relay access through network carriers and resellers rather than directly.
The Company evaluates the collectability of its accounts receivables based upon a combination of factors on a periodic basis such as specific credit risk of its customers, historical trends and economic circumstances. The Company, in the normal course of business, monitors the financial condition of its customers and reviews the credit history of each new customer. When the Company becomes aware of a specific customer’s inability to meet its financial obligations to the Company (such as in the case of bankruptcy filings or material deterioration in the customer’s operating results or financial position, and payment experiences), RIM records a specific bad debt provision to reduce the customer’s related accounts receivable to its estimated net realizable value. If circumstances related to specific customers change, the Company’s estimates of the recoverability of accounts receivables balances could be further adjusted. The allowance for doubtful accounts as at February 26, 2011 is  $2 million (February 27, 2010 —  $2 million).
While the Company sells its products and services to a variety of customers, there were two customers that comprised 11% each of the Company’s revenue (February 27, 2010 — three customers comprised 20%, 13% and 10%; February 28, 2009 — three customers comprised 23%, 14% and 10%).

Investments
Investments
The Company’s cash equivalents and investments, other than cost method investments of  $15 million (February 27, 2010 —  $3 million) and equity method investments of  $11 million (February 27, 2010 —  $4 million), consist of money market and other debt securities, and are classified as available-for-sale for accounting purposes. The Company does not exercise significant influence with respect to any of these investments.
Investments with maturities one year or less, as well as any investments that management intends to hold for less than one year, are classified as short-term investments. Investments with maturities in excess of one year are classified as long-term investments.
The Company determines the appropriate classification of investments at the time of purchase and subsequently reassesses the classification of such investments at each balance sheet date. Investments classified as available-for-sale are carried at fair value with unrealized gains and losses recorded in accumulated other comprehensive income (loss) until such investments mature or are sold. The Company uses the specific identification method of determining the cost basis in computing realized gains or losses on available-for-sale investments which are recorded in investment income.
The Company assesses individual investments in an unrealized loss position to determine whether the unrealized loss is other-than-temporary. The Company makes this assessment by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition, the near-term prospects of the individual investment and the Company’s intent and ability to hold the investments. In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in investment income equal to the difference between the cost basis and the fair value of the individual investment at the balance sheet date of the reporting period for which the assessment was made. The fair value of the investment then becomes the new cost basis of the investment.
Effective in the second quarter of fiscal 2010, if a debt security’s market value is below its amortized cost and the Company either intends to sell the security or it is more likely than not that the Company will be required to sell the security before its anticipated recovery, the Company records an other-than-temporary impairment charge to investment income for the entire amount of the impairment. For other-than-temporary impairments on debt securities that the Company does not intend to sell and it is not more likely than not that the entity will be required to sell the security before its anticipated recovery, the Company would separate the other-than-temporary impairment into the amount representing the credit loss and the amount related to all other factors. The Company would record the other-than-temporary impairment related to the credit loss as a charge to investment income and the remaining other-than-temporary impairment would be recorded as a component of accumulated other comprehensive income.

Derivative financial instruments
Derivative financial instruments
The Company uses derivative financial instruments, including forward contracts and options, to hedge certain foreign currency exposures. The Company does not use derivative financial instruments for speculative purposes.
The Company records all derivative instruments at fair value on the consolidated balance sheets. The fair value of these instruments is calculated based on quoted currency spot rates and interest rates. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative instrument and the resulting designation.
For derivative instruments designated as cash flow hedges, the effective portion of the derivative’s gain or loss is initially reported as a component of accumulated other comprehensive income, net of tax, and subsequently reclassified into income in the same period or periods in which the hedged item affects income. The ineffective portion of the derivative’s gain or loss is recognized in current income. In order for the Company to receive hedge accounting treatment, the cash flow hedge must be highly effective in offsetting changes in the fair value of the hedged item and the relationship between the hedging instrument and the associated hedged item must be formally documented at the inception of the hedge relationship. Hedge effectiveness is formally assessed, both at hedge inception and on an ongoing basis, to determine whether the derivatives used in hedging transactions are highly effective in offsetting changes in the value of the hedged items.
The Company formally documents relationships between hedging instruments and associated hedged items. This documentation includes: identification of the specific foreign currency asset, liability or forecasted transaction being hedged; the nature of the risk being hedged; the hedge objective; and the method of assessing hedge effectiveness. If an anticipated transaction is deemed no longer likely to occur, the corresponding derivative instrument is de-designated as a hedge and any associated deferred gains and losses in accumulated other comprehensive income are recognized in income at that time. Any future changes in the fair value of the instrument are recognized in current income. The Company did not reclassify any significant gains (losses) from accumulated other comprehensive income into income as a result of the de-designation of any derivative instrument as a hedge during fiscal 2011.
For any derivative instruments that do not meet the requirements for hedge accounting, or for any derivative instrument for which hedge accounting is not elected, the changes in fair value of the instruments are recognized in income in the current period and will generally offset the changes in the U.S. dollar value of the associated asset, liability, or forecasted transaction.

Inventories
Inventories
Raw materials are stated at the lower of cost and replacement cost. Work in process and finished goods inventories are stated at the lower of cost and net realizable value. Cost includes the cost of materials plus direct labour applied to the product and the applicable share of manufacturing overhead. Cost is determined on a first-in-first-out basis.

Property, plant and equipment, net
Property, plant and equipment, net
Property, plant and equipment is stated at cost less accumulated amortization. No amortization is provided for construction in progress until the assets are ready for use. Amortization is provided using the following rates and methods:

Buildings, leaseholds and other	Straight-line over terms between 5 and 40 years

BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years

Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 2 and 8 years

Furniture and fixtures	Declining balance at 20% per annum

Goodwill and Intangible assets, net
Intangible assets, net
Intangible assets are stated at cost less accumulated amortization and are comprised of acquired technology, licenses, and patents. Acquired technology consists of purchased developed technology arising from the Company’s business acquisitions. Licenses include licenses or agreements that the Company has negotiated with third parties upon use of third parties’ technology. Patents comprise trademarks, internally developed patents, as well as individual patents or portfolios of patents acquired from third parties. Costs capitalized and subsequently amortized include all costs necessary to acquire intellectual property, such as patents and trademarks, as well as legal defense costs arising out of the assertion of any Company-owned patents.
Intangible assets are amortized as follows:

Acquired technology	Straight-line over 2 to 5 years

Licenses	Straight-line over terms of the license agreements or on a per unit basis based upon the anticipated number of units sold during the terms, subject to a maximum of 5 years

Patents	Straight-line over 17 years or over estimated useful life
Goodwill
Goodwill represents the excess of the purchase price of business acquisitions over the fair value of identifiable net assets acquired. Goodwill is allocated as at the date of the business combination. Goodwill is not amortized, but is tested for impairment annually, or more frequently if events or changes in circumstances indicate the asset may be impaired.
The Company is organized and managed as a single reportable business segment (“reporting unit”). The impairment test is carried out in two steps. In the first step, the carrying amount of the reporting unit including goodwill is compared with its fair value. When the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired, and the second step is unnecessary.
In the event that the fair value of the reporting unit, including goodwill, is less than the carrying value, the implied fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. The implied fair value of goodwill is determined in the same manner as the value of goodwill is determined in a business combination using the fair value of the reporting unit as if it were the purchase price. When the carrying amount of the reporting unit goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess and is presented as a separate line item in the consolidated statements of operations.

Impairment of long-lived assets
Impairment of long-lived assets
The Company reviews long-lived assets such as property, plant and equipment and intangible assets with finite useful lives for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the excess of the carrying amount over the fair value of the asset.

Income taxes
Income taxes
The Company uses the liability method of tax allocation to account for income taxes. Deferred income tax assets and liabilities are recognized based upon temporary differences between the financial reporting and tax bases of assets and liabilities, and measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized. The Company considers both positive evidence and negative evidence, to determine whether, based upon the weight of that evidence, a valuation allowance is required. Judgment is required in considering the relative impact of negative and positive evidence.
Significant judgment is required in evaluating the Company’s uncertain tax positions and provisions for income taxes. Liabilities for uncertain tax positions are recognized based on a two-step approach. The first step is to evaluate whether a tax position has met the recognition threshold by determining if the weight of available evidence indicates that it is more likely than not to be sustained upon examination. The second step is to measure the tax position that has met the recognition threshold as the largest amount that is more than 50% likely of being realized upon settlement. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provisions, income tax payable and deferred taxes in the period in which the facts that give rise to a revision become known. The Company recognizes interest and penalties related to uncertain tax positions as interest expense that is netted and reported within investment income.
The Company uses the flow-through method to account for investment tax credits (“ITCs”) earned on eligible scientific research and experimental development expenditures. Under this method, the ITCs are recognized as a reduction to income tax expense.

Revenue recognition
Revenue recognition
The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement, the product has been delivered or the services have been provided to the customer, the sales price is fixed or determinable and collection is reasonably assured. In addition to this general policy, the following paragraphs describe the specific revenue recognition policies for each of the Company’s major categories of revenue.
Hardware
Revenue from the sale of BlackBerry wireless devices is recognized when title has transferred to the customer and all significant contractual obligations that affect the customer’s final acceptance have been fulfilled. For hardware products for which the software is deemed essential to the functionality of the hardware, the Company recognizes revenue in accordance with general revenue recognition accounting guidance. The Company records reductions to revenue for estimated commitments related to price protection and for customer incentive programs. The estimated cost of the incentive programs is accrued as a reduction to revenue based on historical experience, and is recognized at the later of the date at which the Company has sold the product or the date at which the program is offered. Price protection is accrued as a reduction to revenue based on estimates of future price reductions, provided the price reduction can be reliably estimated and all other revenue recognition criteria have been met.
Service
Revenue from service is recognized rateably on a monthly basis when the service is provided. In instances where the Company bills the customer prior to performing the service, the prebilling is recorded as deferred revenue.
Software
Revenue from licensed software is recognized at the inception of the license term and in accordance with industry-specific software revenue recognition accounting guidance. When the fair value of a delivered element has not been established, the Company uses the residual method to recognize revenue if the fair value of undelivered elements is determinable. Revenue from software maintenance, unspecified upgrades and technical support contracts is recognized over the period that such items are delivered or those services are provided.
Other
Revenue from the sale of accessories is recognized when title has transferred to the customer and all significant contractual obligations that affect the customer’s final acceptance have been fulfilled. Revenue from repair and maintenance programs is recognized when the service is delivered, which is when the title is transferred to the customer and all significant contractual obligations that affect the customer’s final acceptance have been fulfilled. Revenue for non-recurring engineering contracts is recognized as specific contract milestones are met. The attainment of milestones approximates actual performance.
Shipping and handling costs
Amounts billed to customers related to shipping and handling are classified as revenue, and the Company’s shipping and handling costs are included in cost of sales. Shipping and handling costs that can’t be reasonably attributed to certain customers are included in selling, marketing and administration.
Multiple-element arrangements
The Company enters into revenue arrangements that may consist of multiple deliverables of its product and service offerings. The Company’s typical multiple-element arrangements involve: (i) handheld devices with services and (ii) software with technical support services.
For the Company’s arrangements involving multiple deliverables of handheld devices with services, the consideration from the arrangement is allocated to each respective element based on its relative selling price, using vendor-specific objective evidence of selling price (“VSOE”). In certain limited instances when the Company is unable to establish the selling price using VSOE, the Company attempts to establish selling price of each element based on acceptable third party evidence of selling price (“TPE”); however, the Company is generally unable to reliably determine the selling prices of similar competitor products and services on a stand-alone basis. In these instances, the Company uses best estimated selling price (“BESP”) in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the product or service was sold on a stand-alone basis.
The Company determines BESP for a product or service by considering multiple factors including, but not limited to, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices. The determination of BESP is made through consultation with, and formal approval by, the Company’s management, taking into consideration the Company’s marketing strategy.
For arrangements involving multiple deliverables of software with technical support services, the revenue is recognized based on the industry-specific software revenue recognition accounting guidance. If the Company is not able to determine VSOE for all of the deliverables of the arrangement, but is able to obtain VSOE for all undelivered elements, revenue is allocated using the residual method. Under the residual method, the amount of revenue allocated to delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of any undelivered software items does not exist, revenue from the entire arrangement is initially deferred and recognized at the earlier of: (i) delivery of those elements for which VSOE did not exist; or (ii) when VSOE can be established.
The Company regularly reviews VSOE, TPE and BESP, and maintains internal controls over the establishment and updates of these estimates. There were no material impacts to the amount of revenue recognized during the year, nor does the Company expect a material impact in the near term, from changes in VSOE, TPE or BESP.

Research and development
Research and development
Research costs are expensed as incurred. Development costs for BlackBerry devices and licensed software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. The Company’s products are generally released soon after technological feasibility has been established and therefore costs incurred subsequent to achievement of technological feasibility are not significant and have been expensed as incurred.

Comprehensive income
Comprehensive income
Comprehensive income is defined as the change in net assets of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. The Company’s reportable items of comprehensive income are cash flow hedges as described in note 15 and changes in the fair value of available-for-sale investments as described in note 5. Realized gains or losses on available-for-sale investments are reclassified into investment income using the specific identification basis.

Earnings per share
Earnings per share
Earnings per share is calculated based on the weighted-average number of shares outstanding during the year. The treasury stock method is used for the calculation of the dilutive effect of stock options.

Stock-based compensation plans
Stock-based compensation plans
The Company has stock-based compensation plans, which are described in note 9(b).
The Company has an incentive stock option plan for officers and employees of the Company or its subsidiaries. Under the terms of the plan, as revised in fiscal 2008, no stock options may be granted to independent directors. The Company measures stock-based compensation expense at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton (“BSM”) option-pricing model and is recognized rateably over the vesting period. The BSM model requires various judgmental assumptions including volatility and expected option life. In addition, judgment is also applied in estimating the amount of stock-based awards that are expected to be forfeited, and if actual results differ significantly from these estimates, stock-based compensation expense and our results of operations would be impacted.
Any consideration paid by employees on exercise of stock options plus any recorded stock-based compensation within additional paid-in capital related to that stock option is credited to capital stock.
The Company has a Restricted Share Unit Plan (the “RSU Plan”) under which eligible participants include any officer or employee of the Company or its subsidiaries. At the Company’s discretion, Restricted Share Units (“RSUs”) are redeemed for either common shares issued by the Company, common shares purchased on the open market by a trustee selected by the Company or the cash equivalent on the vesting dates established by the Board of Directors or the Compensation, Nomination and Governance Committee of the Board of Directors. The RSUs vest over a three-year period, either on the third anniversary date or in equal instalments on each anniversary date over the vesting period. The Company classifies RSUs as equity instruments as the Company has the ability and intent to settle the awards in shares. The compensation expense is calculated based on the fair value of each RSU as determined by the closing value of the Company’s common shares on the business day of the grant date. The Company recognizes compensation expense over the vesting period of the RSU.
Upon issuance of the RSU, common shares for which RSUs may be exchanged will be purchased on the open market by a trustee selected and funded by the Company. The trustee has been appointed to settle the Company’s obligation to deliver shares to individuals upon vesting. In addition, upon vesting, the trustee is required to sell enough shares to cover the individual recipient’s minimum statutory withholding tax requirement, with the remaining shares delivered to the individual. As the Company is considered to be the primary beneficiary of the trust, the trust is considered a variable interest entity and is consolidated by the Company.
The Company has a Deferred Share Unit Plan (the “DSU Plan”), adopted by the Board of Directors on December 20, 2007, under which each independent director will be credited with Deferred Share Units (“DSUs”) in satisfaction of all or a portion of the cash fees otherwise payable to them for serving as a director of the Company. Grants under the DSU plan replace the stock option awards that were historically granted to independent members of the Board of Directors. At a minimum, 50% of each independent director’s annual retainer will be satisfied in the form of DSUs. The director can elect to receive the remaining 50% in any combination of cash and DSUs. Within a specified period after such a director ceases to be a director, DSUs will be redeemed for cash with the redemption value of each DSU equal to the weighted average trading price of the Company’s shares over the five trading days preceding the redemption date. Alternatively, subject to receipt of shareholder approval, the Company may elect to redeem DSUs by way of shares purchased on the open market or issued by the Company. DSUs are accounted for as liability-classified awards and are awarded on a quarterly basis. These awards are measured at their fair value on the date of issuance, and remeasured at each reporting period, until settlement.

Warranty
Warranty
The Company provides for the estimated costs of product warranties at the time revenue is recognized. BlackBerry devices are generally covered by a time-limited warranty for varying periods of time. The Company’s warranty obligation is affected by product failure rates, differences in warranty periods, regulatory developments with respect to warranty obligations in the countries in which the Company carries on business, freight expense, and material usage and other related repair costs.
The Company’s estimates of costs are based upon historical experience and expectations of future return rates and unit warranty repair cost. If the Company experiences increased or decreased warranty activity, or increased or decreased costs associated with servicing those obligations, revisions to the estimated warranty liability would be recognized in the reporting period when such revisions are made.

Advertising costs	Advertising costs The Company expenses all advertising costs as incurred. These costs are included in selling, marketing and administration.
Fair Value Measurements
The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use in pricing the asset or liability such as inherent risk, non-performance risk and credit risk. The Company applies the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value into three levels:
•	Level 1 — Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

•	Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 — Significant unobservable inputs which are supported by little or no market activity.
The fair value hierarchy also requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Variable Interest Entity
In June 2009, the FASB issued authoritative guidance to amend the manner in which an enterprise performs an analysis to determine whether the enterprise’s variable interest gives it a controlling interest in the variable interest entity (“VIE”). The guidance uses a qualitative risks and rewards approach by focusing on which enterprise has the power to direct the activities of the VIE, the obligation to absorb the entity’s losses and rights to receive benefits from the entity. The guidance also requires enhanced disclosures related to the VIE. The Company adopted this authoritative guidance in the first quarter of fiscal 2011 and the adoption did not have material impact on the Company’s results of operations and financial condition.

Research in Motion Limited and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 26, 2011
Research in Motion Limited and Summary of Significant Accounting Policies (Tables) [Abstract]
Rates and methods of Amortization

Buildings, leaseholds and other	Straight-line over terms between 5 and 40 years

BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years

Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 2 and 8 years

Furniture and fixtures	Declining balance at 20% per annum

Amortization methods and rates of intangible assets

Acquired technology	Straight-line over 2 to 5 years

Licenses	Straight-line over terms of the license agreements or on a per unit basis based upon the anticipated number of units sold during the terms, subject to a maximum of 5 years

Patents	Straight-line over 17 years or over estimated useful life

Cash, Cash Equivalents And Investments (Tables)	12 Months Ended
Feb. 26, 2011
Cash, Cash Equivalents And Investments (Tables) [Abstract]
Components of cash, cash equivalents and investments

		Unrealized	Unrealized		Cash and Cash	Short-term	Long-term
	Cost Basis	Gains	Losses	Fair Value	Equivalents	Investments	Investments

As at February 26, 2011
Bank balances	$288	$—	$—	$288	$288	$—	$—
Money market fund	20	—	—	20	20	—	—
Bankers acceptances	468	—	—	468	468	—	—
Term deposits/certificates	125	—	—	125	109	16	—
Commercial paper	416	—	—	416	369	47	—
Non-U.S. treasury bills/notes	509	—	—	509	509	—	—
U.S. treasury bills/notes	82	—	—	82	—	40	42
U.S. government sponsored enterprise notes	190	1	—	191	8	66	117
Non-U.S. government sponsored enterprise notes	26	—	—	26	—	10	16
Corporate notes/bonds	342	4	—	346	20	150	176
Asset-backed securities	141	—	—	141	—	1	140
Auction-rate securities	35	—	—	35	—	—	35
Other investments	51	—	—	51	—	—	51

	$2,693	$5	$—	$2,698	$1,791	$330	$577

As at February 27, 2010
Bank balances	$535	$—	$—	$535	$535	$—	$—
Money market fund	3	—	—	3	3	—	—
Bankers acceptances	297	—	—	297	297	—	—
Term deposits/certificates	80	—	—	80	80	—	—
Commercial paper	508	—	—	508	473	35	—
Non-U.S. treasury bills/notes	92	—	—	92	92	—	—
U.S. treasury bills/notes	111	—	—	111	—	51	60
U.S. government sponsored enterprise notes	442	4	—	446	71	71	304
Non-U.S. government sponsored enterprise notes	120	1	—	121	—	41	80
Corporate notes/bonds	347	7	—	354	—	152	202
Asset-backed securities	280	3	—	283	—	11	272
Auction-rate securities	41	—	(8)	33	—	—	33
Other investments	7	—	—	7	—	—	7

	$2,863	$15	$(8)	$2,870	$1,551	$361	$958

Realized gains and losses on available-for-sale securities

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Realized gains	$2	$—	$—
Realized losses	—	—	(2)

Net realized gains (losses)	$2	$—	$(2)

Contractual maturities of available-for-sale investments

	Cost Basis	Fair Value

Due in one year or less	$1,813	$1,813
Due in one to five years	462	467
Due after five years	59	59
No fixed maturity date	45	45

	$2,379	$2,384

Investments with continuous unrealized losses

	Less than 12 months		12 months or greater		Total
		Unrealized		Unrealized		Unrealized
As at February 27, 2010	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Auction-rate securities	$—	$—	$33	$8	$33	$8

	$—	$—	$33	$8	$33	$8

Fair Value Measurements (Tables)	12 Months Ended
Feb. 26, 2011
Fair Value Measurements (Tables) [Abstract]
Fair value measurement of company's assets and liabilities

As at February 26, 2011	Level 1	Level 2	Level 3	Total

Assets
Available-for-sale investments
Money market fund	$20	$—	$—	$20
Banker acceptances	—	468	—	468
Term deposits/certificates	—	125	—	125
Commercial paper	—	416	—	416
Non-U.S. treasury bills/notes	—	509	—	509
U.S. treasury bills/notes	—	82	—	82
U.S. government sponsored enterprise notes	—	191	—	191
Non-U.S. government sponsored enterprise notes	—	26	—	26
Corporate notes/bonds	—	335	11	346
Asset-backed securities	—	141	—	141
Auction-rate securities	—	—	35	35
Other investments	—	—	25	25

Total available-for-sale investments	$20	$2,293	$71	$2,384
Currency forward contracts	—	63	—	63
Currency options contracts	—	1	—	1

Total assets	$20	$2,357	$71	$2,448

Liabilities
Currency forward contracts	$—	$129	$—	$129
Currency option contracts	—	1	—	1

Total liabilities	$—	$130	$—	$130

As at February 27, 2010	Level 1	Level 2	Level 3	Total

Assets
Available-for-sale investments
Money market fund	$3	$—	$—	$3
Bankers acceptances	—	297	—	297
Term deposits/certificates	—	80	—	80
Commercial paper	—	508	—	508
Non-U.S. treasury bills/notes	—	92	—	92
U.S. treasury bills/notes	—	111	—	111
U.S. Government sponsored enterprise notes	—	446	—	446
Non-U.S. government sponsored enterprise notes	—	121	—	121
Corporate notes/bonds	—	339	15	354
Asset-backed securities	—	283	—	283
Auction-rate securities	—	—	33	33

Total available-for-sale investments	$3	$2,277	$48	$2,328
Currency forward contracts	—	97	—	97

Total assets	$3	$2,374	$48	$2,425

Liabilities
Currency forward contracts	$—	$6	$—	$6

Total liabilities	$—	$6	$—	$6

Summary of changes in fair value of the Company's Level 3 assets

Level 3
Balance at February 28, 2009	$52
Transfers out of Level 3	(4)

Balance at February 27, 2010	48
Change in market values	2
Transfers out of Level 3	(4)
Transfers into Level 3	25

Balance at February 26, 2011	$71

Consolidated Balance Sheets Detail (Tables)	12 Months Ended
Feb. 26, 2011
Consolidated Balance Sheets Detail (Tables) [Abstract]
Inventories

	As at
	February 26,	February 27,
	2011	2010

Raw materials	$552	$490
Work in process	222	232
Finished goods	94	55
Provision for excess and obsolete inventories	(250)	(117)

	$618	$660

Property, plant and equipment

	As at
	February 26,	February 27,
	2011	2010

Cost
Land	$128	$97
Buildings, leaseholds and other	1,155	934
BlackBerry operations and other information technology	1,803	1,153
Manufacturing equipment, research and development equipment, and tooling	380	347
Furniture and fixtures	433	347

	3,899	2,878
Accumulated amortization	1,395	921

Net book value	$2,504	$1,957

Intangible assets

	As at February 26, 2011
		Accumulated	Net book
	Cost	amortization	value

Acquired technology	$321	$125	$196
Licenses	1,232	467	765
Patents	1,114	277	837

	$2,667	$869	$1,798

	As at February 27, 2010
		Accumulated	Net book
	Cost	amortization	value

Acquired technology	$166	$71	$95
Licenses	712	197	515
Patents	889	173	716

	$1,767	$441	$1,326

Accrued liabilities

	As at
	February 26,	February 27,
	2011	2010

Marketing costs	$419	$225
Vendor inventory liabilities	116	126
Warranty	459	252
Royalties	461	384
Carrier liabilities	308	146
Other	748	505

	$2,511	$1,638

Business Acquisitions (Tables)	12 Months Ended
Feb. 26, 2011
Business Acquisitions (Tables) [Abstract]
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Assets purchased
Current assets	$11	$19	$1
Property, plant and equipment	5	—	1
Deferred income tax asset	1	26	3
Acquired technology	152	73	31
In-process research and development	—	—	2
Patents	—	37	—
Goodwill(1)	357	13	23

	526	168	61

Liabilities assumed	11	15	13
Deferred income tax liability	17	1	—

	28	16	13

Net non-cash assets acquired	498	152	48
Cash acquired	1	9	2

Net assets acquired	499	161	50
Excess of net assets acquired over consideration paid(2)	—	(9)	—

Purchase price	$499	$152	$50

Consideration
Cash consideration	$494	$152	$50
Contingent consideration(3)	5	—	—

	$499	$152	$50

(1)	Represents the excess of the acquisition price over the fair value of net assets acquired, which is not expected to be deductible for tax purposes when goodwill results from share purchases. Goodwill as a result of certain assets purchased is expected to be deductible for tax purposes in the amount of approximately $20 million.

(2)	The Company recorded a gain of $9 million as a result of the excess of net assets acquired over consideration paid on one of the acquisitions. The excess of the fair value of net assets acquired over consideration paid resulted from the combination of the significant value attributed to the identifiable intangible assets and the Company’s ability to utilize tax losses of an acquiree, which was generally not available to other market participants. The gain was recognized in selling, marketing and administration during fiscal 2010.

(3)	The Company has agreed to additional consideration contingent upon the achievement of certain agreed upon technology and working capital milestones, and earnings targets.

Income Taxes (Tables)	12 Months Ended
Feb. 26, 2011
Income Taxes (Tables) [Abstract]
Components of provision for income tax and income before income tax

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Statutory Canadian tax rate	30.5%	32.8%	33.4%

Expected income tax provision	$1,414	$1,072	$936
Differences in income taxes resulting from:
Impact of Canadian U.S. dollar functional currency election	—	(145)	—
Investment tax credits	(138)	(101)	(81)
Manufacturing and processing activities	(71)	(52)	(50)
Foreign tax rate differences	15	5	(16)
Adjustments to deferred tax balances for enacted changes in tax laws and rates	15	8	1
Non-deductible stock compensation	7	10	10
Foreign exchange	(1)	3	100
Other differences	(8)	9	8

	$1,233	$809	$908

Income before income taxes

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Income before income taxes:
Canadian	$4,279	$2,999	$2,584
Foreign	364	267	216

	$4,643	$3,266	$2,800

Provision for income taxes

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Provision for (recovery of) income taxes:
Current
Canadian	$1,059	$696	$880
Foreign	83	62	69
Deferred
Canadian	57	21	(36)
Foreign	34	30	(5)

	$1,233	$809	$908

Components of deferred income tax assets and liabilities

	As at
	February 26,	February 27,
	2011	2010

Assets
Non-deductible reserves	$225	$190
Tax loss carryforwards	36	35
Unrealized losses on financial instruments	5	—
Other tax carryforwards	18	13

Net deferred income tax assets	284	238

Liabilities
Property, plant and equipment	(318)	(162)
Research and development	(13)	(21)
Unrealized gains on financial instruments	—	(17)

Net deferred income tax liabilities	(331)	(200)

Net deferred income tax asset (liability)	$(47)	$38

Deferred income tax asset — current	$229	$194
Deferred income tax liability — current	—	(15)
Deferred income tax asset — long term	—	—
Deferred income tax liability — long-term	(276)	(141)

	$(47)	$38

Reconciliation of beginning and ending amount of unrecognized income tax benefits

(in millions)
Unrecognized income tax benefits balance as at February 27, 2010	$161
Foreign exchange	4
Increase for tax positions of prior years	8
Settlement of tax positions	(2)
Other	(7)

Unrecognized income tax benefits balance as at February 26, 2011	$164

Summary of open tax years by major jurisdiction

Canada(1)	Fiscal 2003 — 2011
United States(1)	Fiscal 2008 — 2011
United Kingdom	Fiscal 2009 — 2011

(1)	Includes federal as well as provincial and state jurisdictions, as applicable.

Capital Stock (Tables)	12 Months Ended
Feb. 26, 2011
Capital Stock (Tables) [Abstract]
Changes in issued and outstanding common shares

	Capital Stock and
	Additional Paid-In Capital		Treasury Stock
	Stock		Stock
	Outstanding		Outstanding
	(000’s)	Amount	(000’s)	Amount

Common shares outstanding as at March 1, 2008	562,652	$2,250	—	$—

Exercise of stock options	3,565	27	—	—
Conversion of restricted share units	2	—	—	—
Stock-based compensation	—	38	—	—
Tax benefits related to stock-based compensation	—	13	—	—

Common shares outstanding as at February 28, 2009	566,219	2,328	—	—

Exercise of stock options	3,408	30	—	—
Conversion of restricted share units	2	—	—	—
Stock-based compensation	—	58	—	—
Tax benefits related to stock-based compensation	—	2	—	—
Purchase of treasury stock	—	—	1,459	(94)
Common shares repurchased	(12,300)	(46)	—	—

Common shares outstanding as at February 27, 2010	557,329	2,372	1,459	(94)

Exercise of stock options	3,737	67	—	—
Stock-based compensation	—	72	—	—
Tax deficiencies related to stock-based compensation	—	(1)	—	—
Purchase of treasury stock	—	—	1,471	(76)
Treasury stock vested	2	(10)	(177)	10
Common shares repurchased	(37,199)	(141)	—	—

Common shares outstanding as at February 26, 2011	523,869	$2,359	2,753	$(160)

Summary of option activity

	Options Outstanding
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number	Exercise	Contractual	Value
	(000’s)	Price	Life in Years	(millions)

Balance as at March 1, 2008	16,466	$28.66

Exercised during the year	(3,565)	7.60
Forfeited/cancelled/expired during the year	(170)	60.25

Balance as at February 28, 2009	12,731	$27.51

Granted during the year	559	64.14
Exercised during the year	(3,408)	8.87
Forfeited/cancelled/expired during the year	(859)	15.03

Balance as at February 27, 2010	9,023	$44.18

Exercised during the year	(3,737)	17.83
Forfeited/cancelled/expired during the year	(676)	46.08

Balance as at February 26, 2011	4,610	$70.36	2.55	$65

Vested and expected to vest as at February 26, 2011	4,496	$70.06	2.53	$64

Exercisable as at February 26, 2011	3,093	$64.56	2.26	$55

Summary of unvested stock options

	Options Outstanding
		Weighted
		Average
		Grant
	Number	Date Fair
	(000’s)	Value

Balance as at February 27, 2010	3,056	$32.44

Vested during the period	(1,352)	26.30
Forfeited during the period	(187)	34.69

Balance as at February 26, 2011	1,517	$37.63

Option pricing model assumptions

February 27,
2010
Number of options granted (000’s)	559

Weighted-average grant date fair value of stock options granted during the year	$33.02

Assumptions:
Risk-free interest rate	1.8%
Expected life in years	4.2
Expected dividend yield	0%
Volatility	65%

Restricted Share Unit activity

	RSUs Outstanding
		Weighted	Average	Aggregate
		Average	Remaining	Instrinsic
	Number	Grant Date	Contractual	Value
	(000’s)	Fair Value	Life in Years	(millions)

Balance as at February 27, 2010	1,449	$66.09

Granted during the period	1,532	50.45
Vested during the period	(177)	67.64
Cancelled during the period	(101)	58.34

Balance as at February 26, 2011	2,703	$57.40	1.88	$178

Vested and expected to vest at February 26, 2011	2,543	$57.50	1.87	$168

Commitments and Contingencies (Tables)	12 Months Ended
Feb. 26, 2011
Commitments and Contingencies (Tables) [Abstract]
Lease commitments

		Equipment and
	Real Estate	Other	Total

For the years ending
2012	$40	$1	$41
2013	39	1	40
2014	37	—	37
2015	30	—	30
2016	25	—	25
Thereafter	71	—	71

	$242	$2	$244

Product Warranty (Tables)	12 Months Ended
Feb. 26, 2011
Product Warranty (Tables) [Abstract]
Change in the Company's warranty expense, actual warranty experience and accrued warranty obligations

Accrued warranty obligations as at March 1, 2008	$85

Actual warranty experience during fiscal 2009	(147)
Fiscal 2009 warranty provision	259
Adjustments for changes in estimate	(13)

Accrued warranty obligations as at February 28, 2009	184

Actual warranty experience during fiscal 2010	(416)
Fiscal 2010 warranty provision	463
Adjustments for changes in estimate	21

Accrued warranty obligations as at February 27, 2010	252

Actual warranty experience during fiscal 2011	(657)
Fiscal 2011 warranty provision	806
Adjustments for changes in estimate	58

Accrued warranty obligations as at February 26, 2011	$459

Earnings Per Share (Tables)	12 Months Ended
Feb. 26, 2011
Earnings Per Share (Tables) [Abstract]
Summary of basic and diluted earnings per share

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Net income for basic and diluted earnings per share available to common shareholders	$3,411	$2,457	$1,893

Weighted-average number of shares outstanding (000’s) — basic	535,986	564,492	565,059

Effect of dilutive securities (000’s) - stock-based compensation	2,344	5,267	9,097

Weighted-average number of shares and assumed conversions (000’s) — diluted	538,330	569,759	574,156

Earnings per share — reported
Basic	$6.36	$4.35	$3.35
Diluted	$6.34	$4.31	$3.30

Comprehensive Income (Tables)	12 Months Ended
Feb. 26, 2011
Comprehensive Income (Tables) [Abstract]
Components of comprehensive income

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Net income	$3,411	$2,457	$1,893

Net change in unrealized gains (losses) on available-for-sale investments	(2)	7	(7)
Net change in fair value of derivatives designated as cash flow hedges during the year, net of income tax recovery of $7 (February 27, 2010 — income taxes of $13; February 28, 2009 — tax recovery of $9)	(20)	28	(6)
Amounts reclassified to earnings during the year, net of income taxes of $16 (February 27, 2010 — tax recovery of $6; February 28, 2009 — income taxes of $5)	(39)	15	(16)

Comprehensive income	$3,350	$2,507	$1,864

Components of accumulated other comprehensive income (loss)

	As at
	February 26,	February 27,	February 28,
	2011	2010	2009

Accumulated net unrealized gains on available-for-sale investments	$5	$7	$—
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	(15)	44	1

Total accumulated other comprehensive income (loss)	$(10)	$51	$1

Components of unrealized gains (losses) on derivative instruments

	As at
	February 26,	February 27,
	2011	2010

Unrealized gains included in other current assets	$64	$97
Unrealized losses included in accrued liabilities	(130)	(6)

Net fair value of unrealized gains (losses) on derivative instruments	$(66)	$91

Supplemental Information (Tables)	12 Months Ended
Feb. 26, 2011
Supplemental Information (Table) [Abstract]
Net changes in working capital items

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Accounts receivable	$(1,352)	$(481)	$(937)
Other receivables	(117)	(45)	(83)
Inventories	42	48	(296)
Other current assets	54	(40)	(40)
Accounts payable	216	167	177
Accrued liabilities	539	442	507
Income taxes payable	82	(266)	(114)
Deferred revenue	40	14	17

	$(496)	$(161)	$(769)

Interest and income taxes

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Interest paid during the year	$—	$—	$1
Income taxes paid during the year	$1,053	$1,082	$946

Derivative Financial Instruments (Tables)	12 Months Ended
Feb. 26, 2011
Derivative Financial Instruments (Tables) [Abstract]
Summary of derivative instruments outstanding

	As at February 26, 2011
	Notional	Estimated
Assets (Liabilities)	Amount	Fair Value

Currency forward contracts — asset	$1,622	$63
Currency option contracts — asset	$156	$1
Currency forward contracts — liability	$4,848	$(129)
Currency option contracts — liability	$180	$(1)

	As at February 27, 2010
	Notional	Estimated
Assets (Liabilities)	Amount	Fair Value

Currency forward contracts — asset	$2,630	$97
Currency forward contracts — liability	$575	$(6)

Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets

	As at
	February 26, 2011		February 27, 2010
	Balance Sheet		Balance Sheet
	Classification	Fair Value	Classification	Fair Value

Currency forward contracts — asset	Other current assets	$57	Other current assets	$66
Currency option contracts — asset	Other current assets	$1	Other current assets	$—
Currency forward contracts — liability	Accrued liabilities	$77	Accrued liabilities	$4
Currency option contracts — liability	Accrued liabilities	$1	Accrued liabilities	$—

Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
The following table show the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations for the year ended February 26, 2011:

			Amount of Gain
	Amount of Gain (Loss)	Location of Gain	Reclassified from
	Recognized in OCI on	Reclassified from	Accumulated OCI into
	Derivative Instruments	Accumulated OCI into	Income (Effective
	(Effective Portion)	Income (Effective Portion)	Portion)

Currency Forward Contracts	$(73)	Revenue	$17
Currency Option Contracts	$(1)	Revenue	$—
Currency Forward Contracts	$13	Cost of sales	$10
Currency Forward Contracts	$17	Selling, marketing and administration	$13
Currency Forward Contracts	$23	Research and development	$16
The following table show the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations for the year ended February 27, 2010:

			Amount of Gain (Loss)
	Amount of Gain	Location of Gain (Loss)	Reclassified from
	Recognized in OCI on	Reclassified from	Accumulated OCI into
	Derivative Instruments	Accumulated OCI into	Income (Effective
	(Effective Portion)	Income (Effective Portion)	Portion)

Currency Forward Contracts	$52	Revenue	$(34)
Currency Forward Contracts	$3	Cost of sales	$5
Currency Forward Contracts	$2	Selling, marketing and administration	$3
Currency Forward Contracts	$5	Research and development	$6

Fair values of derivative instruments that are not subject to hedge accounting in the consolidated balance sheets
The following table shows the fair values of derivative instruments that are not subject to hedge accounting in the consolidated balance sheets:

	As at
	February 26, 2011		February 27, 2010
	Balance Sheet		Balance Sheet
	Classification	Fair Value	Classification	Fair Value

Currency forward contracts — asset	Other current assets	$6	Other current assets	$31
Currency forward contracts — liability	Accrued liabilities	$52	Accrued liabilities	$2

Impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operation
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended February 26, 2011:

	Location of Gain (Loss) Recognized in	Amount of Gain (Loss) in Income on
	Income on Derivative Instruments	Derivative Instruments

Currency Forward Contracts	Selling, marketing and administration	$(40)
Currency Option Contracts	Selling, marketing and administration	$1
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended February 27, 2010:

	Location of Loss Recognized in Income	Amount of Loss in Income on
	on Derivative Instruments	Derivative Instruments

Currency Forward Contracts	Selling, marketing and administration	$(55)

Segment Disclosures (Tables)	12 Months Ended
Feb. 26, 2011
Segment Disclosure (Table) [Abstract]
Revenue by major geographic segments

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Revenue
Canada	$1,408	$844	$887
United States	7,823	8,620	6,968
United Kingdom	2,218	1,447	711
Other	8,458	4,042	2,499

	$19,907	$14,953	$11,065

Revenue
Canada	7.1%	5.6%	8.0%
United States	39.3%	57.7%	63.0%
United Kingdom	11.1%	9.7%	6.4%
Other	42.5%	27.0%	22.6%

	100.0%	100.0%	100.0%

	For the year ended
	February 26,	February 27,	February 28,
	2011	2010	2009

Revenue mix
Devices	$15,956	$12,116	$9,090
Service	3,197	2,158	1,402
Software	294	259	252
Other	460	420	321

	$19,907	$14,953	$11,065

	As at
	February 26,	February 27,
	2011	2010

Property, plant and equipment, intangible assets and goodwill
Canada	$3,787	$2,605
United States	707	683
United Kingdom	41	46
Other	275	100

	$4,810	$3,434

Total assets
Canada	$6,935	$4,503
United States	3,390	4,059
United Kingdom	1,594	1,196
Other	956	447

	$12,875	$10,205

Research in Motion Limited and Summary of Significant Accounting Policies (Details)	12 Months Ended
Feb. 26, 2011
Rates and methods of Amortization
Buildings, leaseholds and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 2 and 8 years
Furniture and fixtures	Declining balance at 20% per annum

Research in Motion Limited and Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Feb. 26, 2011
Amortization of Intangible assets
Acquired technology	Straight-line over 2 to 5 years
Licenses	Straight-line over terms of the license agreements or on a per unit basis based upon the anticipated number of units sold during the terms, subject to a maximum of 5 years
Patents	Straight-line over 17 years or over estimated useful life

Research in Motion Limited and Summary of Significant Accounting Policies (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Research in Motion Limited and Summary of Significant Accounting Policies (Textuals) [Abstract]
Fiscal year period range	52 weeks	52 weeks	52 weeks
Liquid Investments Maturity Period Maximum	3 months or less
Allowance for doubtful accounts	$ 2	$ 2
Percentage of total revenue by customer one	11.00%	20.00%	23.00%
Percentage of total revenue by customer two	11.00%	13.00%	14.00%
Percentage of total revenue by customer three		10.00%	10.00%
Cost method investments	15	3
Equity method investments	$ 11	$ 4
Maturity period of short term investments	1 year or less
Liability For Uncertain Tax Positions Percentage Minimum	50.00%
RSUs Vesting Period	P3Y
Independent Director's annual retainer Minimum Percentage	50.00%
Number of trading days	5

Cash, Cash Equivalents and Investments (Details) (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009	Mar. 01, 2008
Components of cash, cash equivalents and investments
Cost Basis	$ 2,693	$ 2,863
Unrealized Gains	5	15
Unrealized Losses		(8)
Fair Value	2,698	2,870
Cash and cash equivalents	1,791	1,551	835	1,184
Short-term investments	330	361
Long-term investments	577	958
Bank balances [Member]
Components of cash, cash equivalents and investments
Cost Basis	288	535
Fair Value	288	535
Cash and cash equivalents	288	535
Money Market Funds [Member]
Components of cash, cash equivalents and investments
Cost Basis	20	3
Fair Value	20	3
Cash and cash equivalents	20	3
Bankers Acceptance [Member]
Components of cash, cash equivalents and investments
Cost Basis	468	297
Fair Value	468	297
Cash and cash equivalents	468	297
Term deposits/certificates [Member]
Components of cash, cash equivalents and investments
Cost Basis	125	80
Fair Value	125	80
Cash and cash equivalents	109	80
Short-term investments	16
Commercial Paper [Member]
Components of cash, cash equivalents and investments
Cost Basis	416	508
Fair Value	416	508
Cash and cash equivalents	369	473
Short-term investments	47	35
Non-U.S. treasury bills/notes [Member]
Components of cash, cash equivalents and investments
Cost Basis	509	92
Fair Value	509	92
Cash and cash equivalents	509	92
U.S. treasury bills/notes [Member]
Components of cash, cash equivalents and investments
Cost Basis	82	111
Fair Value	82	111
Short-term investments	40	51
Long-term investments	42	60
U.S. government sponsored enterprise notes [Member]
Components of cash, cash equivalents and investments
Cost Basis	190	442
Unrealized Gains	1	4
Fair Value	191	446
Cash and cash equivalents	8	71
Short-term investments	66	71
Long-term investments	117	304
Non-U.S. government sponsored enterprise notes [Member]
Components of cash, cash equivalents and investments
Cost Basis	26	120
Unrealized Gains		1
Fair Value	26	121
Short-term investments	10	41
Long-term investments	16	80
Corporate notes/bonds [Member]
Components of cash, cash equivalents and investments
Cost Basis	342	347
Unrealized Gains	4	7
Fair Value	346	354
Cash and cash equivalents	20
Short-term investments	150	152
Long-term investments	176	202
Asset-backed Securities [Member]
Components of cash, cash equivalents and investments
Cost Basis	141	280
Unrealized Gains		3
Fair Value	141	283
Short-term investments	1	11
Long-term investments	140	272
Auction Rate Securities [Member]
Components of cash, cash equivalents and investments
Cost Basis	35	41
Unrealized Losses		(8)
Fair Value	35	33
Long-term investments	35	33
Other investments [Member]
Components of cash, cash equivalents and investments
Cost Basis	51	7
Fair Value	51	7
Long-term investments	$ 51	$ 7

Cash, Cash Equivalents and Investments (Details 1) (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Realized gains and losses on available-for-sale securities
Realized gains	$ 2	$ 0	$ 0
Realized losses	0	0	(2)
Net realized gains (losses)	$ 2	$ 0	$ (2)

Cash, Cash Equivalents and Investments (Details 2) (USD $) In Millions	Feb. 26, 2011
Contractual maturities of available-for-sale investments
Due in one year or less, Cost Basis	$ 1,813
Due in one year or less, Fair Value	1,813
Due in one to five years, Cost Basis	462
Due in one to five years, Fair Value	467
Due after five years, Cost Basis	59
Due after five years, Fair Value	59
No fixed maturity date, Cost Basis	45
No fixed maturity date, Fair Value	45
Total, Cost Basis	2,379
Total, Fair value	$ 2,384

Cash, Cash Equivalents and Investments (Details 3) (USD $) In Millions	12 Months Ended
Feb. 27, 2010
Investments with continuous unrealized losses
Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 0
Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	0
Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	33
Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	8
Continuous Unrealized Loss Position, Fair Value, Total	33
Continuous Unrealized Loss Position, Unrealized Losses, Total	8
Auction Rate Securities [Member]
Investments with continuous unrealized losses
Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	33
Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	8
Continuous Unrealized Loss Position, Fair Value, Total	33
Continuous Unrealized Loss Position, Unrealized Losses, Total	$ 8

Cash, Cash Equivalents and Investments (Details Textuals) (USD $) In Millions	12 Months Ended
Feb. 26, 2011
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Impairment of investments	$ 6
Lehman Brothers International (Europe) Trust Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Impairment of investments	11
Other investments	$ 25

Fair Value Measurements (Details) (USD $) In Millions	Feb. 26, 2011	Feb. 27, 2010
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	$ 2,384	$ 2,328
Total assets	2,448	2,425
Fair Value, Inputs, Level 1 [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	20	3
Total assets	20	3
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	20	3
Fair Value, Inputs, Level 1 [Member] | Bankers Acceptance [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 1 [Member] | Term deposits/certificates [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Paper [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 1 [Member] | Non-U.S. treasury bills/notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 1 [Member] | U.S. treasury bills/notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 1 [Member] | U.S. government sponsored enterprise notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 1 [Member] | Non-U.S. government sponsored enterprise notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate notes/bonds [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 1 [Member] | Asset-backed Securities [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 1 [Member] | Auction Rate Securities [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 1 [Member] | Other investments [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0
Fair Value, Inputs, Level 1 [Member] | Currency Forward Contract [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Derivative Financial Instruments, Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Currency Option Contracts [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Derivative Financial Instruments, Assets	0
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	2,293	2,277
Total assets	2,357	2,374
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 2 [Member] | Bankers Acceptance [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	468	297
Fair Value, Inputs, Level 2 [Member] | Term deposits/certificates [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	125	80
Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	416	508
Fair Value, Inputs, Level 2 [Member] | Non-U.S. treasury bills/notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	509	92
Fair Value, Inputs, Level 2 [Member] | U.S. treasury bills/notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	82	111
Fair Value, Inputs, Level 2 [Member] | U.S. government sponsored enterprise notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	191	446
Fair Value, Inputs, Level 2 [Member] | Non-U.S. government sponsored enterprise notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	26	121
Fair Value, Inputs, Level 2 [Member] | Corporate notes/bonds [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	335	339
Fair Value, Inputs, Level 2 [Member] | Asset-backed Securities [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	141	283
Fair Value, Inputs, Level 2 [Member] | Auction Rate Securities [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 2 [Member] | Other investments [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0
Fair Value, Inputs, Level 2 [Member] | Currency Forward Contract [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Derivative Financial Instruments, Assets	63	97
Fair Value, Inputs, Level 2 [Member] | Currency Option Contracts [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Derivative Financial Instruments, Assets	1
Fair Value, Inputs, Level 3 [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	71	48
Total assets	71	48
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 3 [Member] | Bankers Acceptance [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 3 [Member] | Term deposits/certificates [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 3 [Member] | Commercial Paper [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 3 [Member] | Non-U.S. treasury bills/notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 3 [Member] | U.S. treasury bills/notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 3 [Member] | U.S. government sponsored enterprise notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 3 [Member] | Non-U.S. government sponsored enterprise notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 3 [Member] | Corporate notes/bonds [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	11	15
Fair Value, Inputs, Level 3 [Member] | Asset-backed Securities [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	0	0
Fair Value, Inputs, Level 3 [Member] | Auction Rate Securities [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	35	33
Fair Value, Inputs, Level 3 [Member] | Other investments [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	25
Fair Value, Inputs, Level 3 [Member] | Currency Forward Contract [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Derivative Financial Instruments, Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Currency Option Contracts [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Derivative Financial Instruments, Assets	0
Money Market Funds [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	20	3
Bankers Acceptance [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	468	297
Term deposits/certificates [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	125	80
Commercial Paper [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	416	508
Non-U.S. treasury bills/notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	509	92
U.S. treasury bills/notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	82	111
U.S. government sponsored enterprise notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	191	446
Non-U.S. government sponsored enterprise notes [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	26	121
Corporate notes/bonds [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	346	354
Asset-backed Securities [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	141	283
Auction Rate Securities [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	35	33
Other investments [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Measured on Recurring Basis, Investments	25
Currency Forward Contract [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Derivative Financial Instruments, Assets	63	97
Currency Option Contracts [Member]
Fair Value Assets Measured on Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Derivative Financial Instruments, Assets	$ 1

Fair Value Measurements (Details 1) (USD $) In Millions	Feb. 26, 2011	Feb. 27, 2010
Liabilities
Total liabilities	$ 130	$ 6
Currency Forward Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Derivative Financial Instruments, Liabilities	0	0
Currency Option Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Derivative Financial Instruments, Liabilities	0
Fair Value, Inputs, Level 1 [Member]
Liabilities
Total liabilities	0	0
Currency Forward Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Derivative Financial Instruments, Liabilities	129	6
Currency Option Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Derivative Financial Instruments, Liabilities	1
Fair Value, Inputs, Level 2 [Member]
Liabilities
Total liabilities	130	6
Currency Forward Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Derivative Financial Instruments, Liabilities	0	0
Currency Option Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Derivative Financial Instruments, Liabilities	0
Fair Value, Inputs, Level 3 [Member]
Liabilities
Total liabilities	0	0
Currency Forward Contract [Member]
Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Derivative Financial Instruments, Liabilities	129	6
Currency Option Contracts [Member]
Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Derivative Financial Instruments, Liabilities	$ 1

Fair Value Measurements (Details 2) (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010
Summary of changes in fair value of the Company's Level 3 assets
Beginning Balance	$ 48	$ 52
Change in market values	2
Transfers out of Level 3	(4)	(4)
Transfers into Level 3	25
Ending Balance	$ 71	$ 48

Fair Value Measurements (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 26, 2011	Mar. 01, 2008 Corporate notes/bonds [Member]	Feb. 26, 2011 Auction Rate Securities [Member]	Feb. 26, 2011 Lehman Brothers International (Europe) Trust Assets [Member]
Fair Value Measurements (Textuals) [Abstract]
Investments that are communicated to the third party for consideration of reasonableness, threshhold limit for fair value	0.50%
Schedule of Available-for-sale Securities [Line Items]
Impairment of investments		$ 4	$ 6	$ 11
Other investments				$ 25

Consolidated Balance Sheets Detail (Details) (USD $) In Millions	Feb. 26, 2011	Feb. 27, 2010
Inventories
Raw materials	$ 552	$ 490
Work in process	222	232
Finished goods	94	55
Provision for excess and obsolete inventories	(250)	(117)
Inventories	$ 618	$ 660

Consolidated Balance Sheets Detail (Details 1) (USD $) In Millions	Feb. 26, 2011	Feb. 27, 2010
Property, plant and equipment
Land	$ 128	$ 97
Buildings, leaseholds and other	1,155	934
BlackBerry operations and other information technology	1,803	1,153
Manufacturing equipment, research and development equipment, and tooling	380	347
Furniture and fixtures	433	347
Total	3,899	2,878
Accumulated Amortization	1,395	921
Net Book Value	$ 2,504	$ 1,957

Consolidated Balance Sheets Detail (Details 2) (USD $) In Millions	Feb. 26, 2011	Feb. 27, 2010
Intangible assets
Cost	$ 2,667	$ 1,767
Accumulated Amortization	869	441
Net Book Value	1,798	1,326
Acquired Technology [Member]
Intangible assets
Cost	321	166
Accumulated Amortization	125	71
Net Book Value	196	95
Licenses [Member]
Intangible assets
Cost	1,232	712
Accumulated Amortization	467	197
Net Book Value	765	515
Patents [Member]
Intangible assets
Cost	1,114	889
Accumulated Amortization	277	173
Net Book Value	$ 837	$ 716

Consolidated Balance Sheets Detail (Details 3) (USD $) In Millions	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009	Mar. 01, 2008
Accrued liabilities
Accrued Marketing costs	$ 419	$ 225
Vendor inventory liabilities	116	126
Warranty	459	252	184	85
Royalties	461	384
Carrier Liabilities	308	146
Other	748	505
Accrued liabilities total	$ 2,511	$ 1,638

Consolidated Balance Sheets Detail (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction	$ 296	$ 254
Consolidated Balance Sheets Detail (Textuals) [Abstract]
Asset held for sale (land and Building)	32
Depreciation	497	345	203
Amotization Expense	430	271	125
Intangible assets acquired during the period	906	531
Future Amortization Expense
2012	646
2013	331
2014	257
2015	150
2016	94
Weighted-average remaining useful life of acquired technology	3.5	3.4
Salaries, payroll withholding taxes and incentive accruals included in other accrued liabilities	Not greater than 5% of the current liability balance
Buildings Leaseholds and Other [Member]
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction	164	111
BlackBerry operations and other information technology [Member]
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction	131	103
Manufacturing Equipment Research And Development Equipment and Tooling [Member]
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction	1	41
Visto Corporation [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Acquired During Period As A Result Of Litigation Settlement		$ 104

Business Acquisitions (Details) (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Assets purchased
Current assets	$ 11	$ 19	$ 1
Property, plant and equipment	5	0	1
Deferred income tax asset	1	26	3
Goddwill	357	13	23
Assets Acquired	526	168	61
Liabilities assumed	11	15	13
Deferred income tax liability	17	1	0
Liabilities Assumed including Income Tax	28	16	13
Net non-cash assets acquired	498	152	48
Cash acquired	1	9	2
Net assets acquired	499	161	50
Excess of net assets acquired over consideration paid	0	(9)	0
Purchase price	499	152	50
Consideration
Cash consideration	494	152	50
Contingent consideration	5	0	0
Consideration paid, Total	499	152	50
Acquired Technology [Member]
Assets purchased
Acquired technology, Research and development in process and Patents	152	73	31
In-process Research and development [Member]
Assets purchased
Acquired technology, Research and development in process and Patents	0	0	2
Patents [Member]
Assets purchased
Acquired technology, Research and development in process and Patents	$ 0	$ 37	$ 0

Business Acquisitions (Details Textuals)	12 Months Ended													12 Months Ended
	Feb. 26, 2011 USD ( $)	Feb. 27, 2010 USD ( $)	Feb. 28, 2009 USD ( $)	Feb. 11, 2011 Blackberry Application	Aug. 20, 2010 Application store fronts and data collection	Jun. 01, 2010 QNX Software Systems USD ( $)	Mar. 26, 2010 Proprietary Software	May 22, 2009 Proprietary Software	Feb. 13, 2009 Proprietary Software	Aug. 21, 2009 Torch Mobile Inc	Mar. 23, 2009 Certicom Corp CAD ( $)	Jan. 30, 2009 Chalk Media Corp	Dec. 23, 2010 The Astonishing Tribe (TAT)	Feb. 26, 2011 Acquired Technology [Member]	Feb. 27, 2010 Acquired Technology [Member]	Feb. 26, 2011 Patents [Member]	Feb. 27, 2010 Patents [Member]
Business Acquisitions (Textuals) [Abstract]
Percentage of equity acquired				100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Purchased cash consideration	$ 494,000,000	$ 152,000,000	$ 50,000,000			$ 200,000,000					$ 131,000,000
Per unit CAD price of shares acquired											3
Tax cost on goodwill purchased	20,000,000
Excess of net assets acquired over consideration paid	0	(9,000,000)	0
Acquisition related costs	$ 3,000,000
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period of the Acquired Technology														3.8	3.7
Weighted-average remaining useful life of patents																0	18.1

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Components of Provision for Income Tax and Income Before Income Tax
Statutory Canadian tax rate	30.50%	32.80%	33.40%
Expected income tax provision	$ 1,414	$ 1,072	$ 936
Differences in income taxes resulting from:
Impact of Canadian US Dollar Functional Currency Election		(145)
Investment tax credits	(138)	(101)	(81)
Manufacturing and processing activities	(71)	(52)	(50)
Foreign tax rate differences	15	5	(16)
Adjustments to deferred tax balances for enacted changes in tax laws and rates	15	8	1
Non-deductible stock compensation	7	10	10
Foreign exchange	(1)	3	100
Other differences	(8)	9	8
Provision for (recovery of) income taxes	1,233	809	908
Income Before Income Taxes
Canadian	4,279	2,999	2,584
Foreign	364	267	216
Provision for (recovery of) income taxes	4,644	3,266	2,801
Current
Canadian	1,059	696	880
Foreign	83	62	69
Deferred
Canadian	57	21	(36)
Foreign	34	30	(5)
Provision for income taxes	1,233	809	908
Assets
Non-deductible reserves	225	190
Tax loss carryforwards	36	35
Unrealized losses on financial instruments	5	0
Other tax carryforwards	18	13
Net deferred income tax assets	284	238
Liabilities
Property, plant and equipment	(318)	(162)
Research and development	(13)	(21)
Unrealized gains on financial instruments	0	(17)
Net deferred income tax liabilities	(331)	(200)
Net deferred income tax asset (liability)	(47)	38
Deferred income tax asset - current	229	194
Deferred income tax liability - current	0	(15)
Deferred income tax asset - long term	0	0
Deferred income tax liability - long-term	(276)	(141)
Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits
Beginning Balance	161
Foreign exchange	4
Increase for tax positions of prior years	8
Settlement of tax positions	(2)
Other	(7)
Ending Balance	$ 164	$ 161

Income Taxes (Details 1) (USD $) In Millions	Feb. 26, 2011	Feb. 27, 2010	Feb. 26, 2011 Canada(1) [Member]	Feb. 26, 2011 United States(1) [Member]	Feb. 26, 2011 United Kingdom (1) [Member]
Summary of Open Tax Years by Major Jurisdiction
Open tax years by major tax jurisdiction			Fiscal 2003 - 2011	Fiscal 2008 - 2011	Fiscal 2009 - 2011
Income Taxes (Textuals) [Abstract]
Valuation allowance on deferred income tax asset	$ 0	$ 0
Unrecognized income tax benefits, Total	164	161
Unrecognized tax benefits netted against Deferred Tax assets	111
Unrecognized Income Tax Current and Unrecognized Income Tax Non Current	53
Unrecognized income tax benefit will decrease in the next twelve months	8
Accrued interest	12	9
Accrued penalties	$ 0	$ 0

Capital Stock (Details) (USD $) In Millions, except Share data	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009	Mar. 22, 2011
Changes in issued and outstanding common shares
Capital Stock Outstanding, Beginning Balance	$ 2,372	$ 2,328	$ 2,250
Capital Stock Outstanding, Shares, Beginning Balance	557,328,394	566,219,000	562,652,000	524,000,000
Treasury Stock, Beginning Balance	(94)	0	0
Treasury Stock Outstanding, Shares, Beginning Balance	1,458,950	0	0
Exercise of stock options	67	30	27
Exercise of stock options, Shares	3,737,000	3,408,000	3,565,000
Conversion of restricted share units, Shares		2,000	2,000
Stock-based compensation	72	58	38
Tax benefits related to stock-based compensation	(1)	2	13
Purchase of treasury stock	(76)	(94)
Purchase of treasury stock, shares	1,471,000	1,459,000
Treasury stock vested	(10)
Treasury stock vested, Shares	2,000
Treasury stock vested	10
Release of treasury stock, shares	(177,000)
Common shares repurchased	(2,077)	(775)
Capital Stock Outstanding, Ending Balance	2,359	2,372	2,328
Capital Stock Outstanding, Shares, Ending Balance	523,868,644	557,328,394	566,219,000	524,000,000
Treasury Stock, Ending Balance	(160)	(94)	0
Treasury Stock Outstanding, Shares, Ending Balance	2,752,890	1,458,950	0
Capital Stock and Additional Paid-In Capital
Changes in issued and outstanding common shares
Exercise of stock options	67	30	27
Stock-based compensation	72	58	38
Tax benefits related to stock-based compensation	(1)	2	13
Treasury stock vested	(10)
Common shares repurchased	(141)	(46)
Common Shares Repurchased and Cancelled, Capital Stock, Value	$ (141)	$ (46)
Common shares repurchased, Shares	(37,199,000)	(12,300,000)

Capital Stock (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Summary of option activity
Options outstanding, Number, Beginning Balance	9,023	12,731	16,466
Options outstanding, Weighted Average Exercise Price, Beginning of Period	$ 44.18	$ 27.51	$ 28.66
Exercised during the year, Number	(3,737)	(3,408)	(3,565)
Exercised during the year, Weighted Average Exercise Price	$ 17.83	$ 8.87	$ 7.6
Forfeited/cancelled/expired during the year, Number	(676)	(859)	(170)
Forfeited/cancelled/expired during the year, Weighted Average Exercise Price	$ 46.08	$ 15.03	$ 60.25
Granted during the year, Number	0	559	0
Granted during the year, Weighted Average Exercise Price		$ 64.14
Options outstanding, Number, Ending Balance	4,610	9,023	12,731
Options outstanding, Weighted Average Exercise Price, End of Period	$ 70.36	$ 44.18	$ 27.51
Ending balance, Average Remaining Contractual Life in Years	2.55
Aggregate Intrinsic Value	$ 65
Stock Options Vested and Expected to Vest, Not Exercised	4,496
Stock Options Vested and Expected to Vest, Weighted Average Grant Date Fair Value	$ 70.06
Stock Options Vested and Expected to Vest, Average Remaining Contractual Life in Years	2.53
Stock Options Vested and Expected to Vest, Aggregate Intrinsic Value	64
Exercisable, Number	3,093
Weighted-average exercise price of stock options exercisable	$ 64.56
Exercisable, Weighted Average Remaining Contractual Term	2.26
Exercisable, Aggregate Intrinsic Value	$ 55

Capital Stock (Details 2) (USD $) In Thousands, except Per Share data	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009	Mar. 01, 2008	Feb. 26, 2011 Unvested Stock Options [Member]
Summary of unvested stock options
Options outstanding, Number, Beginning Balance	4,610	9,023	12,731	16,466	3,056
Weighted Average Grant Date Fair Value, Beginning balance					$ 32.44
Vested during the period, Number					(1,352)
Vested during the period, Weighted Average Grant Date Fair Value					$ 26.3
Options Forfeited during the period, Number					(187)
Forfeited during the period, Weighted Average Grant Date Fair Value					$ 34.69
Options outstanding, Number, Ending Balance	4,610	9,023	12,731	16,466	1,517
Weighted Average Grant Date Fair Value, Ending balance					$ 37.63

Capital Stock (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Option pricing model assumptions
Number of options granted	0	559	0
Weighted-average grant date fair value of stock options granted during the year		$ 33.02
Assumptions:
Risk-free interest rate		1.80%
Expected life in years		4.2
Expected dividend yield		0.00%
Volatility		65.00%

Capital Stock (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Feb. 26, 2011
ShareBased Compensation Arrangement By ShareBased payment Award Summary of Restricted Stock Units
Beginning balance	1,449,000
Beginning balance, Weighted Average Grant Date Fair Value	$ 66.09
Granted during the period, Number	1,532,000
Granted during the period, Weighted Average Grant Date Fair Value	$ 50.45
Vested during the period, Number	(177,000)
Vested during the period, Weighted Average Grant Date Fair Value	$ 67.64
Cancelled during the period, Number	(101,000)
Cancelled during the period, Weighted Average Grant Date Fair Value	$ 58.34
Ending balance	2,703,000
Ending balance, Weighted Average Grant Date Fair Value	$ 57.4
Ending Balance, Average Remaining Contractual Life In Years	1.88
Ending Balance, Aggregate Intrinsic Value	$ 178,000,000
Vested and expected to vest	2,543,000
Vested and Expected to Vest, Weighted Average Grant Date Fair Value	$ 57.5
Vested and Expected to Vest, Average Remaining Contractual Life In Years	1.87
Vested and Expected to Vest, Aggregate Intrinsic Value	$ 168

Capital Stock (Details Textuals)	3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended								12 Months Ended
	Feb. 26, 2011	May 27, 2010	Feb. 26, 2011 USD ( $)	Feb. 27, 2010 USD ( $)	Feb. 28, 2009 USD ( $)	Mar. 22, 2011	Mar. 01, 2008	May 27, 2010 Repurchase Program 2010 [Member] USD ( $)	Feb. 26, 2011 Repurchase Program 2010 [Member] USD ( $)	Nov. 04, 2009 Repurchase Program 2010 [Member] USD ( $)	Feb. 26, 2011 Repurchase Program 2011 [Member] USD ( $)	Jun. 24, 2010 Repurchase Program 2011 [Member]	Feb. 26, 2011 Common Class A [Member]	Feb. 27, 2010 Common Class A [Member]	Mar. 22, 2011 Restricted Stock [Member]	Feb. 26, 2011 Stock Options [Member] USD ( $)	Feb. 27, 2010 Stock Options [Member] USD ( $)	Feb. 28, 2009 Stock Options [Member] USD ( $)	Mar. 22, 2011 Stock Options [Member]	Mar. 22, 2011 Deferred Stock Unit [Member]	Feb. 26, 2011 Deferred Stock Unit [Member] USD ( $)	Feb. 27, 2010 Deferred Stock Unit [Member] USD ( $)	Feb. 05, 2009 Ontario Securities Commission [Member] CAD ( $)	Feb. 26, 2011 Restricted Stock Unit Activity [Member] USD ( $)
Capital Stock [Line Items]
Authorization to Repurchase Common Shares, Value										$ 1,200,000,000
Common shares repurchased and cancelled								5,900,000	18,200,000		31,300,000
Aggregate cost of common shares repurchased and cancelled			2,077,000,000	775,000,000				410,000,000	1,200,000,000		1,700,000,000
Amount paid in excess of the per share paid-in capital of the common shares charged to retained earnings								387,000,000			1,600,000,000
Reduction to capital stock								23,000,000			119,000,000
Authorization to Repurchase Common Shares, Shares												31,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock, shares issued			523,868,644	557,328,394	566,219,000	524,000,000	562,652,000						0	0	3,000,000				5,000,000	51,500
Stock options vesting period																five years
Period of stock option exercisable from the grant date																Six years to a maximum of ten years
Cash received from stock options																67,000,000	30,000,000
Approximate amount of contribution made as a result of the settlement agreement reached with the Ontario Securities Commission																							83,000,000
Contribution to defray costs incurred by company in the investigation and remediation of stock options paid in advance																							15,000,000
Contribution to defray costs incurred by RIM in the investigation and remediation of stock options																							45,000,000
Tax benefits realized																	2,000,000	13,000,000
Unrecognized compensation expense related to Restricted Share Unit Plan																								95,000,000
Weighted average vesting period related to unrecognized stock-Based compensation on unvested stock options			1.5																					1.6
Outstanding benefit arising from incorrectly priced stock options																							38,000,000
Equity instruments other than options outstanding			2,703,000	1,449,000																	51,500	34,801
Liability related to Deferred Share Unit Plan																					3,000,000	3,000,000
Capital Stock (Textuals) [Abstract]
Preferred shares outstanding			0	0
Expected percentage of common stock repurchase represents the company's public float of common shares			10.00%
Stock-based compensation expense			31,000,000	37,000,000	38,000,000
Stock Options Available for Future Grants, Number			14,000,000
Stock Option Grants Repriced During the Year, Number of Stock Option Grants				27	43
Stock Option Grants Repriced During the Year, Number of Individuals				25	40
Number of Common Stock Included in Stock Option Grants of Repriced Options				456,800	752,775
Incremental stock compensation expense				0	0
Number of Vested RIM Options Undertaken Not to be Exercised for Common Shares in RIM			1,160,129
Number of options expired in satisfaction of the undertakings not to exercise options	391,292	758,837
Options Outstanding, Vested and Exercisable			10,000
Investment options expiration dates			March 31, 2011
Intrinsic value of stock options exercised			$ 42
Unrecognized stock - based compensation expense related to unvested stock options			44,000,000
Fair Value of Stock Options Vested During the Year			36,000,000
Tax deficiencies			1,000,000
Number of options granted			0	559,000	0
Compensation expense of restricted stock			42,000,000	21,000,000	196,000
Purchase of Common Stock by a Trustee to be Accounted for as Treasury Stock, Shares			1,470,703	1,458,950
Purchase of Common Stock by a Trustee to be Accounted for as Treasury Stock, Total Consideration			$ 76,000,000	$ 94,000,000
Stock issued related to Deferred Share Unit Plan			16,699

Commitments and Contingencies (Details) (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Lease commitments
2012	$ 41
2013	40
2014	37
2015	30
2016	25
Thereafter	71
Total	244
Commitments and Contingencies (Textuals) [Abstract]
Demand credit facilities unsecured	150
Facilities utilized for outstanding letters of credit	9
Unused Facilities	141
Rental expense incurred	68	40	23
Litigation settlement amount		268
Litigation settlement expense		164
Real Estate [Member]
Lease commitments
2012	40
2013	39
2014	37
2015	30
2016	25
Thereafter	71
Total	242
Equipment and Other [Member]
Lease commitments
2012	1
2013	1
2014	0
2015	0
2016	0
Thereafter	0
Total	$ 2

Product Warranty (Details) (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Change in the Company's warranty expense, actual warranty experience and accrued warranty obligations
Accrued warranty obligations, Beginning Balance	$ 252	$ 184	$ 85
Actual warranty experience during fiscal year	(657)	(416)	(147)
Fiscal 2009 warranty provision	806	463	259
Adjustments for changes in estimate	58	21	(13)
Accrued warranty obligations, Ending Balance	$ 459	$ 252	$ 184

Earnings Per Share (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Summary of basic and diluted earnings per share
Net income for basic and diluted earnings per share available to common shareholders	$ 3,411	$ 2,457	$ 1,893
Weighted-average number of shares outstanding (000's) - basic	535,986	564,492	565,059
Effect of dilutive securities (000's) - stock-based compensation	2,344	5,267	9,097
Weighted-average number of shares and assumed conversions (000's) - diluted	538,330	569,759	574,156
Earnings per share
Basic	$ 6.36	$ 4.35	$ 3.35
Diluted	$ 6.34	$ 4.31	$ 3.3

Comprehensive Income (Details) (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Components of comprehensive income
Net income	$ 3,411	$ 2,457	$ 1,893
Net change in unrealized gains/ (losses) on available-for-sale investments	(2)	7	(7)
Net change in fair value of derivatives designated as cash flow hedges during the year, net of income taxe recovery of $7 (February 27, 2010 - income taxes of $13; February 28, 2009 - tax recovery of $9)	(20)	28	(6)
Amounts reclassified to income during the year	(39)	15	(16)
Comprehensive income	$ 3,350	$ 2,507	$ 1,864

Comprehensive Income [Details 1] (USD $) In Millions	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Components of accumulated other comprehensive income (loss)
Accumulated net unrealized gains (losses) on available-for-sale investments	$ 5	$ 7	$ 0
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	(15)	44	1
Total accumulated other comprehensive income (loss)	$ (10)	$ 51	$ 1

Comprehensive Income [Details 2] (USD $) In Millions	Feb. 26, 2011	Feb. 27, 2010
Components of unrealized gains (losses) on derivative instrument
Unrealized gains included in other current assets	$ 64	$ 97
Unrealized losses included in accrued liabilities	(130)	(6)
Net fair value of unrealized gains (losses) on derivative instruments	$ (66)	$ 91

Comprehensive Income (Details Textuals) (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Comprehensive income (loss) (Textuals) [Abstract]
Tax effect of net change in the fair value of derivatives designated as cash flow hedges	$ 7	$ (13)	$ 9
Tax effect of amount reclassifed to earnings	$ (16)	$ 6	$ (5)

Supplemental Information (Details) (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Net changes in working capital items
Accounts receivable	$ (1,352)	$ (481)	$ (937)
Other receivables	(117)	(45)	(83)
Inventories	42	48	(296)
Other current assets	54	(40)	(40)
Accounts payable	216	167	177
Accrued liabilities	539	442	507
Income taxes payable	82	(266)	(114)
Deferred revenue	40	14	17
Net changes in working capital items	$ (496)	$ (161)	$ (769)

Supplemental Information (Details 1) (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Interest and income taxes
Interest paid during the year			$ 1
Income taxes paid during the year	$ 1,053	$ 1,082	$ 946

Supplemental Information (Details Textuals) (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Supplemental Information (Textuals) [Abstract]
Advertising expense	$ 1,100	$ 791	$ 719
Foreign exchange losses	5	58	6
Reversal of foreign exchange gains		$ 54

Derivative Financial Instruments (Details) (USD $) In Millions	Feb. 26, 2011	Feb. 27, 2010
Values of financial instruments outstanding
Notional amount of currency forward contracts asset	$ 1,622	$ 2,630
Estimated fair value of currency forward contracts-asset	63	97
Notional amount of foreign currency derivatives options assets	156
Estimated fair value of currency option contracts-asset	1
Notional amount of currency forward contracts liability	4,848	575
Estimated fair value of currency forward contracts-liability	(129)	(6)
Notional amount of foreign currency derivatives options liability	180
Estimated fair value of currency option contracts-liability	$ (1)

Derivative Financial Instruments (Details 1) (USD $) In Millions	Feb. 26, 2011	Feb. 27, 2010
Other Current Assets [Member] | Currency Forward Contracts [Member]
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Balance Sheet Classification fair value of other current assets	$ 57	$ 66
Other Current Assets [Member] | Currency Option Contracts [Member]
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Balance Sheet Classification fair value of other current assets	1	0
Accrued Liabilities [Member] | Currency Forward Contracts [Member]
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Balance Sheet Classification fair value of accrued liabilities	77	4
Accrued Liabilities [Member] | Currency Option Contracts [Member]
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Balance Sheet Classification fair value of accrued liabilities	$ 1	$ 0

Derivative Financial Instruments (Details 2) (USD $) In Millions	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010
Revenue [Member] | Currency Forward Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	$ (73)	$ 52
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	17	(34)
Revenue [Member] | Currency Option Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(1)
Cost of Sales [Member] | Currency Forward Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	13	3
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	10	5
Selling Marketing and Administration [Member] | Currency Forward Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	17	2
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	13	3
Research And Development [Member] | Currency Forward Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	23	5
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ 16	$ 6

Derivative Financial Instruments (Details 3) (Currency Forward Contracts [Member], USD $) In Millions	Feb. 26, 2011	Feb. 27, 2010
Other Current Assets [Member]
Fair values of derivative instruments that are not subject to hedge accounting in consolidated balance sheet
Balance Sheet Classification fair value of other current assets	$ 6	$ 31
Accrued Liabilities [Member]
Fair values of derivative instruments that are not subject to hedge accounting in consolidated balance sheet
Balance Sheet Classification fair value of accrued liabilities	$ 52	$ 2

Derivative Financial Instruments (Details 4) (Selling Marketing and Administration [Member], USD $) In Millions	12 Months Ended
	Feb. 27, 2010	Feb. 26, 2011 Currency Forward Contracts [Member]	Feb. 26, 2011 Currency Option Contracts [Member]
Impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations
Amount of Gain (Loss) in income on Derivative Instruments	$ (55)	$ (40)	$ 1

Derivative Financial Instruments (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009	Feb. 25, 2012 Cash Flow Hedges [Member]	Feb. 26, 2011 Cash Flow Hedges [Member]	Feb. 27, 2010 Cash Flow Hedges [Member]	Feb. 28, 2009 Cash Flow Hedges [Member]	Feb. 26, 2011 Foreign Exchange Contract [Member]	Feb. 27, 2010 Foreign Exchange Contract [Member]	Feb. 28, 2009 Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Portion of Cash Flow hedges deemed to be ineffective					$ 0	$ 0
Lower Maturity Range					March 2011			March 2011
Higher Maturity Range					April 2013			May 2011
Net unrealized gain on forward contracts before tax						62,000			29,000	16,000
Net unrealized losses on forward contracts before tax					20,000		3,000	46,000
Net unrealized losses on forward contracts reclassified to income				$ 32,000
Derivative Financial Instruments (Textuals) [Abstract]
Percentage of accounts receivable denominated in foreign currencies	59.00%	38.00%
Percentage of accounts receivable denominated in foreign currencies	25.00%	22.00%
Percentage of accrued liablities denominated in foreign currencies	8.00%	7.00%
Percentage of maximum credit exposure to single counterparty to the total fair value of derivative instrument with net unrealized gain	59.00%	24.00%	60.00%
Number of Issuers Represented for more than Threshold limit of cash, cash equivalents and investments	0	0
Percent of cash, cash equivalents and investments threshold used to determine major issuers	19.00%	8.00%

Segment Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Revenue
Total Revenue	$ 19,907	$ 14,953	$ 11,065
Total Revenue Rate	100.00%	100.00%	100.00%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	4810	3434
Asset
Total Assets	12,875	10,205
Canada [Member]
Revenue
Total Revenue	1,408	844	887
Total Revenue Rate	7.10%	5.60%	8.00%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	3787	2605
Asset
Total Assets	6,935	4,503
United States [Member]
Revenue
Total Revenue	7,823	8,620	6,968
Total Revenue Rate	39.30%	57.70%	63.00%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	707	683
Asset
Total Assets	3,390	4,059
United Kingdom [Member]
Revenue
Total Revenue	2,218	1,447	711
Total Revenue Rate	11.10%	9.70%	6.40%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	41	46
Asset
Total Assets	1,594	1,196
Other Countries [Member]
Revenue
Total Revenue	8,458	4,042	2,499
Total Revenue Rate	42.50%	27.00%	22.60%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	275	100
Asset
Total Assets	956	447
Devices [Member]
Revenue
Total Revenue	15,956	12,116	9,090
Service [Member]
Revenue
Total Revenue	3,197	2,158	1,402
Software [Member]
Revenue
Total Revenue	294	259	252
Other Revenue Member
Revenue
Total Revenue	$ 460	$ 420	$ 321